Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31
(Call 05/01/31)(a)	$4,663	$3,909,883

Aerospace & Defense — 2.5%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	9,355	7,947,585
3.20%, 03/01/29 (Call 12/01/28)	9,370	8,236,949
3.25%, 02/01/28 (Call 12/01/27)	9,711	8,847,488
3.25%, 02/01/35 (Call 11/01/34)	9,694	7,311,320
3.60%, 05/01/34 (Call 02/01/34)	6,291	5,005,066
3.63%, 02/01/31 (Call 11/01/30)	11,010	9,567,219
3.75%, 02/01/50 (Call 08/01/49)(a)	9,673	6,293,448
3.90%, 05/01/49 (Call 11/01/48)	9,061	6,057,702
3.95%, 08/01/59 (Call 02/01/59)	7,387	4,645,394
5.15%, 05/01/30 (Call 02/01/30)	35,919	34,193,696
5.71%, 05/01/40 (Call 11/01/39)	23,784	21,875,905
5.81%, 05/01/50 (Call 11/01/49)	43,791	39,122,656
5.93%, 05/01/60 (Call 11/01/59)	29,158	25,701,287
6.30%, 05/01/29 (Call 04/01/29)(b)	7,725	7,781,272
6.39%, 05/01/31 (Call 03/01/31)(b)	4,856	4,910,763
6.53%, 05/01/34 (Call 02/01/34)(b)	4,748	4,810,638
6.86%, 05/01/54 (Call 11/01/53)(b)	11,387	11,549,192
7.01%, 05/01/64 (Call 11/01/63)(b)	9,444	9,525,087
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35(a)	11,430	10,507,054
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	10,316	9,602,021
3.75%, 05/15/28 (Call 02/15/28)(a)	9,544	9,164,080
4.25%, 04/01/40 (Call 10/01/39)	4,661	4,099,414
4.25%, 04/01/50 (Call 10/01/49)	4,505	3,778,736
General Electric Co.
5.88%, 01/14/38(a)	8,647	8,928,392
6.75%, 03/15/32	9,906	10,813,335
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	15,463	14,977,534
5.05%, 06/01/29 (Call 05/01/29)(a)	8,763	8,674,728
5.25%, 06/01/31 (Call 04/01/31)(a)	7,112	7,038,052
5.35%, 06/01/34 (Call 03/01/34)	7,389	7,292,230
5.40%, 07/31/33 (Call 04/30/33)	9,482	9,403,128
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	8,024	5,119,794
3.80%, 03/01/45 (Call 09/01/44)	8,648	6,858,405
3.90%, 06/15/32 (Call 03/15/32)(a)	6,149	5,690,951
4.07%, 12/15/42	12,359	10,402,057
4.09%, 09/15/52 (Call 03/15/52)(a)	13,773	11,037,777
4.15%, 06/15/53 (Call 12/15/52)	10,259	8,294,566
4.70%, 05/15/46 (Call 11/15/45)	11,071	10,023,785
4.75%, 02/15/34 (Call 11/15/33)	7,783	7,542,223
5.10%, 11/15/27 (Call 10/15/27)	7,609	7,646,486
5.20%, 02/15/64 (Call 08/15/63)	3,152	2,970,275
5.25%, 01/15/33 (Call 10/15/32)(a)	5,970	6,049,870
5.70%, 11/15/54 (Call 05/15/54)(a)	7,645	7,855,517
5.90%, 11/15/63 (Call 05/15/63)(a)	5,597	5,899,502
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	19,218	18,060,200
4.03%, 10/15/47 (Call 04/15/47)	18,536	14,727,154
4.40%, 05/01/30 (Call 02/01/30)	7,695	7,406,411
4.70%, 03/15/33 (Call 12/15/32)(a)	10,094	9,704,260
4.75%, 06/01/43	8,714	7,774,194
4.90%, 06/01/34 (Call 03/01/34)(a)	9,657	9,316,808
	Par
Security	(000)	Value

Aerospace & Defense (continued)
4.95%, 03/15/53 (Call 09/15/52)	$9,703	$8,751,640
5.20%, 06/01/54 (Call 12/01/53)(a)	6,201	5,803,441
5.25%, 05/01/50 (Call 11/01/49)(a)	6,541	6,228,241
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	6,351	5,054,560
2.25%, 07/01/30 (Call 04/01/30)	8,283	7,018,223
2.38%, 03/15/32 (Call 12/15/31)	7,948	6,461,585
2.82%, 09/01/51 (Call 03/01/51)	10,309	6,291,629
3.03%, 03/15/52 (Call 09/15/51)(a)	10,699	6,803,524
3.13%, 07/01/50 (Call 01/01/50)(a)	8,678	5,707,884
3.75%, 11/01/46 (Call 05/01/46)	11,258	8,473,650
4.13%, 11/16/28 (Call 08/16/28)	25,211	24,165,341
4.15%, 05/15/45 (Call 11/16/44)	8,721	7,042,044
4.35%, 04/15/47 (Call 10/15/46)	8,230	6,791,495
4.45%, 11/16/38 (Call 05/16/38)(a)	7,455	6,571,099
4.50%, 06/01/42	27,764	24,122,185
4.63%, 11/16/48 (Call 05/16/48)	14,611	12,566,788
5.15%, 02/27/33 (Call 11/27/32)	9,368	9,203,142
5.38%, 02/27/53 (Call 08/27/52)(a)	10,002	9,517,669
6.00%, 03/15/31 (Call 01/15/31)(a)	9,551	9,906,361
6.10%, 03/15/34 (Call 12/15/33)(a)	11,180	11,703,214
6.40%, 03/15/54 (Call 09/15/53)(a)	13,143	14,347,864
		692,573,185
Agriculture — 1.8%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	14,339	11,515,711
3.40%, 05/06/30 (Call 02/06/30)	9,582	8,608,860
3.40%, 02/04/41 (Call 08/04/40)	12,914	9,246,146
3.70%, 02/04/51 (Call 08/04/50)	9,852	6,625,286
3.88%, 09/16/46 (Call 03/16/46)	11,881	8,585,569
4.00%, 02/04/61 (Call 08/04/60)(a)	7,740	5,389,850
4.25%, 08/09/42	7,892	6,282,860
4.80%, 02/14/29 (Call 11/14/28)(a)	12,912	12,660,266
5.38%, 01/31/44(a)	13,432	12,773,777
5.80%, 02/14/39 (Call 08/14/38)(a)	14,250	14,150,478
5.95%, 02/14/49 (Call 08/14/48)(a)	20,369	19,890,593
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)(a)	3,660	2,233,672
2.90%, 03/01/32 (Call 12/01/31)	2,172	1,841,883
3.25%, 03/27/30 (Call 12/27/29)(a)	8,246	7,458,663
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	18,180	16,219,151
2.73%, 03/25/31 (Call 12/25/30)(a)	7,273	6,105,670
3.56%, 08/15/27 (Call 05/15/27)(a)	12,824	12,138,557
4.39%, 08/15/37 (Call 02/15/37)	21,154	17,833,040
4.54%, 08/15/47 (Call 02/15/47)(a)	17,834	13,802,947
4.74%, 03/16/32 (Call 12/16/31)(a)	7,440	7,062,011
4.76%, 09/06/49 (Call 03/06/49)(a)	8,699	6,860,592
4.91%, 04/02/30 (Call 01/02/30)(a)	11,206	10,889,870
5.83%, 02/20/31 (Call 12/20/30)(a)	8,681	8,786,087
6.00%, 02/20/34 (Call 11/20/33)(a)	6,570	6,643,714
6.34%, 08/02/30 (Call 06/02/30)	10,168	10,603,474
6.42%, 08/02/33 (Call 05/02/33)(a)	9,439	9,839,968
7.08%, 08/02/43 (Call 02/02/43)	6,597	7,031,349
7.08%, 08/02/53 (Call 02/02/53)	8,296	8,912,433
BAT International Finance PLC
4.45%, 03/16/28 (Call 02/16/28)	11,366	10,987,355
5.93%, 02/02/29 (Call 01/02/29)(a)	11,606	11,846,582
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)(a)	6,876	5,849,089

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	$6,152	$4,980,344
2.10%, 05/01/30 (Call 02/01/30)	8,928	7,516,961
3.38%, 08/15/29 (Call 05/15/29)(a)	8,971	8,262,858
3.88%, 08/21/42	3,631	2,836,984
4.13%, 03/04/43	5,685	4,584,520
4.25%, 11/10/44(a)	8,366	6,784,608
4.38%, 11/15/41	3,563	3,006,635
4.88%, 02/15/28 (Call 01/15/28)	16,561	16,378,195
4.88%, 02/13/29 (Call 01/13/29)	11,032	10,874,708
4.88%, 11/15/43	4,922	4,378,448
5.13%, 11/17/27 (Call 10/17/27)	12,061	12,038,149
5.13%, 02/15/30 (Call 12/15/29)	16,924	16,806,016
5.13%, 02/13/31 (Call 12/13/30)	11,853	11,661,100
5.25%, 02/13/34 (Call 11/13/33)	16,497	16,164,411
5.38%, 02/15/33 (Call 11/15/32)	21,415	21,253,640
5.63%, 11/17/29 (Call 09/17/29)	9,556	9,730,858
5.63%, 09/07/33 (Call 06/07/33)(a)	9,284	9,350,301
5.75%, 11/17/32 (Call 08/17/32)	13,892	14,169,051
6.38%, 05/16/38	10,957	11,760,483
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)(a)	3,231	3,164,907
5.85%, 08/15/45 (Call 02/15/45)(a)	19,695	18,337,707
		512,716,387
Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27
(Call 04/15/27)(a)	13,276	13,181,387

Apparel — 0.2%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	13,194	11,829,178
3.25%, 03/27/40 (Call 09/27/39)(a)	7,074	5,534,758
3.38%, 03/27/50 (Call 09/27/49)(a)	10,333	7,461,694
3.88%, 11/01/45 (Call 05/01/45)(a)	6,051	4,871,994
Tapestry Inc.
7.35%, 11/27/28 (Call 10/27/28)	2,986	3,092,265
7.70%, 11/27/30 (Call 09/27/30)(a)	7,743	8,104,929
7.85%, 11/27/33 (Call 08/27/33)	6,005	6,326,292
		47,221,110
Auto Manufacturers — 2.4%
American Honda Finance Corp.
2.00%, 03/24/28(a)	9,617	8,610,058
4.90%, 03/13/29(a)	7,930	7,870,328
4.90%, 01/10/34(a)	5,383	5,212,533
5.13%, 07/07/28(a)	9,323	9,364,037
5.65%, 11/15/28	8,241	8,430,548
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	7,198	5,848,846
5.15%, 02/20/34 (Call 11/20/33)(a)	8,291	8,275,386
5.45%, 02/20/54 (Call 08/20/53)	8,108	7,945,302
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	28,051	22,977,169
4.75%, 01/15/43	17,038	13,739,954
5.29%, 12/08/46 (Call 06/08/46)(a)	8,131	7,024,262
6.10%, 08/19/32 (Call 05/19/32)(a)	21,289	21,203,557
7.45%, 07/16/31(a)	5,227	5,593,334
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	8,615	7,755,395
2.90%, 02/10/29 (Call 12/10/28)(a)	7,432	6,503,420
3.63%, 06/17/31 (Call 03/17/31)(a)	9,002	7,706,993
3.82%, 11/02/27 (Call 08/02/27)	8,058	7,527,904
	Par
Security	(000)	Value

Auto Manufacturers (continued)
4.00%, 11/13/30 (Call 08/13/30)	$14,900	$13,180,412
4.13%, 08/17/27 (Call 06/17/27)	9,434	8,940,461
5.11%, 05/03/29 (Call 02/03/29)	12,263	11,800,361
5.80%, 03/08/29 (Call 02/08/29)	10,168	10,107,471
6.05%, 03/05/31 (Call 01/05/31)(a)	8,589	8,556,364
6.13%, 03/08/34 (Call 12/08/33)	10,315	10,171,375
6.80%, 05/12/28 (Call 04/12/28)(a)	15,699	16,137,944
6.80%, 11/07/28 (Call 10/07/28)	13,223	13,654,645
7.12%, 11/07/33 (Call 08/07/33)	8,411	8,864,976
7.20%, 06/10/30 (Call 04/10/30)(a)	7,298	7,651,644
7.35%, 11/04/27 (Call 10/04/27)	13,372	13,910,124
7.35%, 03/06/30 (Call 01/06/30)(a)	8,429	8,848,376
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	9,903	9,519,589
5.00%, 10/01/28 (Call 07/01/28)(a)	9,193	9,072,260
5.00%, 04/01/35	2,728	2,538,440
5.15%, 04/01/38 (Call 10/01/37)	6,397	5,870,732
5.20%, 04/01/45	8,973	7,880,902
5.40%, 10/15/29 (Call 08/15/29)	12,471	12,360,049
5.40%, 04/01/48 (Call 10/01/47)(a)	6,600	5,887,046
5.60%, 10/15/32 (Call 07/15/32)(a)	15,940	15,828,941
5.95%, 04/01/49 (Call 10/01/48)(a)	6,631	6,366,172
6.25%, 10/02/43	12,774	12,692,358
6.60%, 04/01/36 (Call 10/01/35)	7,395	7,732,878
6.75%, 04/01/46 (Call 10/01/45)	6,501	6,796,881
6.80%, 10/01/27 (Call 08/01/27)(a)	9,579	9,928,921
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	8,093	6,598,623
2.40%, 04/10/28 (Call 02/10/28)(a)	12,165	10,842,567
2.40%, 10/15/28 (Call 08/15/28)	12,308	10,825,272
2.70%, 08/20/27 (Call 06/20/27)	10,559	9,713,324
2.70%, 06/10/31 (Call 03/10/31)(a)	9,679	7,965,248
3.10%, 01/12/32 (Call 10/12/31)(a)	10,496	8,776,505
3.60%, 06/21/30 (Call 03/21/30)(a)	9,500	8,490,382
4.30%, 04/06/29 (Call 02/06/29)	11,979	11,326,436
5.55%, 07/15/29 (Call 06/15/29)(a)	7,314	7,274,213
5.75%, 02/08/31 (Call 12/08/30)(a)	9,020	9,007,686
5.80%, 06/23/28 (Call 05/23/28)	12,889	12,979,544
5.80%, 01/07/29 (Call 12/07/28)(a)	13,426	13,516,447
5.85%, 04/06/30 (Call 02/06/30)(a)	8,603	8,675,435
5.95%, 04/04/34 (Call 01/04/34)(a)	8,828	8,779,941
6.00%, 01/09/28 (Call 12/09/27)	10,204	10,364,406
6.10%, 01/07/34 (Call 10/07/33)	11,967	12,043,990
6.40%, 01/09/33 (Call 10/09/32)(a)	9,226	9,562,778
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)(a)	9,663	8,442,231
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	12,691	15,147,730
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	7,202	6,435,009
2.15%, 02/13/30	11,043	9,471,497
3.38%, 04/01/30(a)	8,872	8,130,122
4.45%, 06/29/29(a)	5,635	5,498,094
4.55%, 09/20/27(a)	7,781	7,664,605
4.63%, 01/12/28(a)	9,904	9,790,899
4.65%, 01/05/29	4,281	4,207,679
4.80%, 01/05/34(a)	3,740	3,603,258
5.05%, 05/16/29	4,534	4,525,802
5.10%, 03/21/31	7,858	7,837,568
5.25%, 09/11/28(a)	7,233	7,297,518

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
5.55%, 11/20/30(a)	$9,351	$9,568,202
		680,251,359
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)(a)	11,949	7,348,927
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	6,000	5,169,113
4.15%, 05/01/52 (Call 11/01/51)(a)	8,126	6,093,521
		18,611,561
Banks — 22.9%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	11,238	11,253,102
6.03%, 03/13/35 (Call 03/13/34),
(1-year CMT + 1.950%)(c)	10,077	10,082,914
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(a)(c)	2,020	2,056,960
Banco Santander SA
2.75%, 12/03/30(a)	10,878	9,064,989
2.96%, 03/25/31(a)	6,107	5,214,675
3.31%, 06/27/29	7,157	6,521,989
3.49%, 05/28/30	9,906	8,814,557
3.80%, 02/23/28	11,539	10,855,535
4.38%, 04/12/28	15,357	14,713,264
5.29%, 08/18/27	7,810	7,743,215
5.54%, 03/14/30 (Call 03/14/29),
(1-year CMT + 1.450%)(c)	12,893	12,805,927
5.59%, 08/08/28(a)	14,432	14,516,424
6.35%, 03/14/34(a)	9,715	9,785,780
6.61%, 11/07/28(a)	13,387	14,035,636
6.92%, 08/08/33(a)	14,658	15,421,839
6.94%, 11/07/33	10,806	11,756,866
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(c)	23,655	19,303,755
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(c)	21,653	17,549,094
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(c)	16,605	14,642,415
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(c)	33,198	26,997,407
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(c)	27,233	23,345,625
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(c)	25,070	20,661,049
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(c)	28,553	24,478,772
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(c)	38,525	26,864,076
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(c)	39,223	32,936,134
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)(c)	7,796	4,920,908
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(c)	15,867	14,006,913
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(c)	28,864	24,315,853
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)(c)	15,506	10,085,150
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(c)	19,983	18,016,075
3.25%, 10/21/27 (Call 10/21/26)(a)	8,368	7,900,567
	Par
Security	(000)	Value

Banks (continued)
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(c)	$26,994	$20,471,626
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(c)	47,494	44,478,292
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(c)	8,903	8,441,383
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)(c)	8,477	6,699,471
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(c)	13,797	13,134,425
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(c)	16,790	15,803,650
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(c)	12,139	10,248,000
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(c)	41,632	33,297,902
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(c)	14,718	12,971,745
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(c)	21,656	20,772,896
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(c)	21,319	17,756,139
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(c)	15,670	13,393,588
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(c)	29,004	27,271,846
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(c)	13,406	13,243,777
5.00%, 01/21/44	15,262	14,450,742
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)(c)	37,249	36,299,661
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(c)	17,157	17,063,429
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(c)	36,316	35,716,150
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)(c)	37,388	37,160,326
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(c)	16,026	16,282,302
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(c)	27,222	27,836,202
5.88%, 02/07/42	10,110	10,587,723
6.11%, 01/29/37(a)	15,148	15,769,694
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)(c)	6,446	6,621,772
7.75%, 05/14/38	12,899	15,365,944
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(c)	16,879	14,186,609
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(c)	8,363	6,008,296
Bank of America NA, 6.00%, 10/15/36	10,452	10,876,521
Bank of Montreal
5.20%, 02/01/28 (Call 01/01/28)(a)	10,591	10,605,576
5.51%, 06/04/31 (Call 04/04/31)	6,700	6,710,184
5.72%, 09/25/28 (Call 08/25/28)	6,986	7,122,191
Series H, 4.70%, 09/14/27 (Call 08/14/27)	1,814	1,781,466
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	2,452	2,233,008
3.40%, 01/29/28 (Call 10/29/27)(a)	3,427	3,240,573
3.85%, 04/28/28	9,369	9,010,633

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Bank of Nova Scotia (The)
2.45%, 02/02/32	$9,241	$7,571,444
4.85%, 02/01/30	14,991	14,693,184
5.25%, 06/12/28(a)	9,981	9,992,182
5.65%, 02/01/34	9,168	9,261,604
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)(c)	8,027	6,764,580
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(c)	10,469	8,663,151
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(c)	12,070	9,938,141
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(c)	8,165	5,923,670
4.34%, 01/10/28 (Call 01/10/27)	10,133	9,739,221
4.95%, 01/10/47(a)	12,684	11,502,846
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(c)	15,510	15,146,325
5.25%, 08/17/45(a)	10,631	10,100,732
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(c)	14,523	14,476,067
5.69%, 03/12/30 (Call 03/12/29),
(1-day SOFR +1.740%)(c)	14,072	14,070,977
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(a)(c)	8,893	8,853,008
6.04%, 03/12/55 (Call 03/12/54),
(1-day SOFR + 2.420%)(c)	4,933	5,047,469
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(c)	17,909	18,327,788
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(c)	13,161	13,587,094
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(a)(c)	14,143	15,000,648
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(c)	13,742	14,469,223
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(c)	18,110	19,919,680
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	11,468	10,130,065
5.00%, 04/28/28 (Call 03/28/28)(a)	9,217	9,128,924
5.26%, 04/08/29 (Call 03/08/29)	7,003	6,973,519
6.09%, 10/03/33 (Call 07/03/33)	13,484	13,896,005
Citibank NA
5.57%, 04/30/34 (Call 03/30/34)	16,043	16,258,894
5.80%, 09/29/28 (Call 08/29/28)	18,575	19,059,891
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)(c)	15,272	12,499,573
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(c)	24,033	19,962,463
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(c)	26,565	22,661,743
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)(c)	19,784	17,122,538
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(c)	13,235	9,265,800
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(c)	18,301	16,203,513
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(c)	24,905	21,044,384
	Par
Security	(000)	Value

Banks (continued)
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)(c)	$19,240	$18,104,211
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(c)	18,915	17,962,730
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(c)	25,159	22,337,101
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(c)	2,779	2,322,150
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)(c)	22,204	20,892,598
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)(c)	12,446	11,877,693
4.13%, 07/25/28	19,474	18,614,464
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(c)	8,971	7,477,796
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(c)	29,478	27,964,546
4.45%, 09/29/27	29,122	28,310,015
4.65%, 07/30/45	8,179	7,233,556
4.65%, 07/23/48 (Call 06/23/48)(a)	19,967	17,593,966
4.75%, 05/18/46	16,142	14,116,692
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(c)	20,674	19,815,289
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(c)	22,742	22,528,955
5.30%, 05/06/44(a)	6,671	6,322,378
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(c)	12,761	12,338,127
5.88%, 01/30/42(a)	8,696	9,003,815
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(c)	21,777	22,825,312
6.63%, 06/15/32(a)	7,722	8,225,515
6.68%, 09/13/43	8,114	8,863,467
8.13%, 07/15/39	17,037	21,330,343
Citizens Bank NA, 4.58%, 08/09/28
(Call 08/09/27), (1-day SOFR + 2.000%)(a)(c)	6,715	6,446,803
Citizens Financial Group Inc.
3.25%, 04/30/30 (Call 01/30/30)(a)	2,497	2,181,561
5.84%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 2.010%)(c)	11,077	10,998,472
6.65%, 04/25/35 (Call 04/25/34),
(1-day SOFR +2.325%)(c)	7,170	7,344,997
Cooperatieve Rabobank UA
5.25%, 05/24/41	10,636	10,510,907
5.25%, 08/04/45(a)	8,658	8,249,520
5.75%, 12/01/43	9,773	9,758,935
Credit Suisse AG/New York, 7.50%, 02/15/28	23,546	25,153,045
Deutsche Bank AG/New York
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)(c)	1,089	912,132
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(c)	9,747	8,563,874
5.41%, 05/10/29	8,385	8,366,695
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(c)	15,133	15,636,935
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(c)	15,834	16,449,637
Discover Bank, 4.65%, 09/13/28
(Call 06/13/28)	7,491	7,165,648

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Fifth Third Bancorp
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(c)	$5,481	$5,266,690
5.63%, 01/29/32 (Call 01/29/31),
(1-day SOFR + 1.840%)(c)	7,705	7,619,397
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(a)(c)	12,247	12,558,755
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(c)	11,330	11,526,604
8.25%, 03/01/38	3,227	3,776,036
Goldman Sachs Capital I, 6.35%, 02/15/34	8,512	8,780,117
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(c)	19,114	15,416,123
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(c)	31,419	25,627,517
2.60%, 02/07/30 (Call 11/07/29)	13,495	11,749,937
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(c)	28,403	23,702,965
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(c)	25,811	21,360,737
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(c)	13,903	9,805,011
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(c)	34,028	28,914,677
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(c)	16,772	12,403,553
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(c)	16,969	12,904,025
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(c)	15,283	14,538,707
3.80%, 03/15/30 (Call 12/15/29)	16,140	14,976,608
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(c)	12,241	11,549,805
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(c)	22,606	19,177,576
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(c)	23,018	22,041,277
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(c)	13,254	11,719,889
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(c)	12,742	12,411,962
4.75%, 10/21/45 (Call 04/21/45)	15,886	14,400,891
4.80%, 07/08/44 (Call 01/08/44)	15,728	14,314,106
5.15%, 05/22/45(a)	16,542	15,666,758
5.73%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.265%)(c)	20,120	20,377,840
5.85%, 04/25/35 (Call 04/25/34),
(1-day SOFR + 1.552%)(a)(c)	26,224	26,776,432
6.13%, 02/15/33	8,422	8,878,274
6.25%, 02/01/41(a)	19,811	21,206,390
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(c)	17,534	18,240,178
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)(c)	10,192	10,931,447
6.75%, 10/01/37	46,300	50,150,998
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(a)(c)	20,406	18,252,602
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(c)	19,969	17,494,999
	Par
Security	(000)	Value

Banks (continued)
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(c)	$11,502	$9,543,272
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(c)	25,461	21,330,602
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(a)(c)	13,636	11,723,090
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)(c)	13,922	11,593,782
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)(c)	28,301	26,366,414
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(c)	26,124	25,223,929
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(c)	18,766	18,373,954
4.95%, 03/31/30(a)	23,377	22,898,169
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(a)(c)	16,135	15,983,891
5.25%, 03/14/44(a)	10,387	9,718,275
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(c)	20,506	20,230,896
5.55%, 03/04/30 (Call 03/04/29),
(1-day SOFR + 1.460%)(c)	16,119	16,120,780
5.72%, 03/04/35 (Call 03/04/34),
(1-day SOFR + 1.780%)(a)(c)	7,374	7,412,780
5.73%, 05/17/32 (Call 05/17/31),
(1-day SOFR + 1.520%)(c)	14,270	14,318,722
6.10%, 01/14/42(a)	3,139	3,348,427
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(c)	16,075	16,417,579
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)(c)	16,422	17,111,905
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(a)(c)	21,267	22,477,097
6.50%, 05/02/36(a)	9,629	10,147,125
6.50%, 09/15/37	12,076	12,636,417
6.50%, 09/15/37(a)	5,515	5,707,192
6.80%, 06/01/38(a)	7,029	7,619,151
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(c)	21,562	22,751,591
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30 (Call 11/04/29)(a)	7,396	6,263,479
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(c)	5,863	5,673,634
5.71%, 02/02/35 (Call 02/02/34),
(1-day SOFR + 1.870%)(c)	5,283	5,190,611
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(a)(c)	11,609	11,818,623
Huntington National Bank (The), 5.65%,
01/10/30 (Call 11/10/29)	8,657	8,638,789
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(c)	2,009	1,690,823
4.05%, 04/09/29(a)	12,046	11,432,285
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)(c)	3,483	3,213,117
4.55%, 10/02/28	13,406	13,023,489
5.34%, 03/19/30 (Call 03/19/29),
(1-day SOFR + 1.440%)(c)	15,013	14,889,168
5.55%, 03/19/35 (Call 03/19/34),
(1-day SOFR + 1.770%)(c)	11,900	11,778,382

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(c)	$9,794	$10,085,985
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(c)	10,438	8,418,581
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)(c)	21,908	17,722,545
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(c)	9,656	8,521,201
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(c)	6,588	6,013,417
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(c)	23,164	19,894,010
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(c)	16,244	11,125,264
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(c)	25,120	20,750,803
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(c)	27,913	23,429,396
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(c)	25,984	22,849,696
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(c)	30,175	25,524,076
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(c)	11,859	8,903,963
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)(c)	20,098	13,682,111
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(c)	17,508	13,044,356
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)(c)	30,662	21,586,370
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(c)	12,054	11,341,545
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)(c)	14,188	13,190,074
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(c)	17,873	15,301,359
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(c)	14,981	11,857,966
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(c)	28,109	22,474,326
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(c)	15,067	14,353,095
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(c)	12,291	9,964,163
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(c)	16,481	15,786,268
4.25%, 10/01/27	4,653	4,531,234
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(c)	16,919	14,230,546
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(c)	15,361	14,858,420
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)(c)	23,200	22,270,738
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(c)	15,042	14,526,936
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(c)	19,169	18,136,188
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(c)	22,393	22,092,394
4.85%, 02/01/44	7,993	7,439,803
	Par
Security	(000)	Value

Banks (continued)
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)(c)	$37,655	$36,444,930
4.95%, 06/01/45(a)	14,428	13,464,298
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)(c)	15,861	15,655,946
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(c)	14,818	14,797,588
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(c)	24,837	24,542,605
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(c)	36,564	36,243,436
5.40%, 01/06/42(a)	11,029	11,043,541
5.50%, 10/15/40(a)	12,307	12,411,699
5.58%, 04/22/30 (Call 04/22/29),
(1-day SOFR +1.160%)(c)	21,093	21,326,544
5.60%, 07/15/41	13,686	13,953,757
5.63%, 08/16/43(a)	9,749	9,949,981
5.77%, 04/22/35 (Call 04/22/34),
(1-day SOFR +1.490%)(a)(c)	20,109	20,541,804
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(c)	13,585	13,981,079
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(c)	24,485	25,828,208
6.40%, 05/15/38	18,836	20,866,941
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	6,158	5,649,333
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	4,668	4,129,899
5.85%, 11/15/27 (Call 10/16/27)(a)	10,289	10,214,158
KeyCorp
2.55%, 10/01/29(a)	3,356	2,831,940
4.10%, 04/30/28(a)	9,195	8,641,584
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)(c)	4,816	4,374,749
6.40%, 03/06/35 (Call 03/06/34),
(1-day SOFR + 2.420%)(c)	4,182	4,208,759
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)(c)	17,440	16,328,340
4.34%, 01/09/48(a)	12,376	9,635,103
4.38%, 03/22/28	15,250	14,687,946
4.55%, 08/16/28	13,553	13,095,040
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)(c)	12,608	12,057,212
5.30%, 12/01/45(a)	3,908	3,586,765
5.68%, 01/05/35 (Call 01/05/34),
(1-year CMT + 1.750%)(c)	18,991	18,917,450
5.72%, 06/05/30 (Call 06/05/29),
(1-year CMT + 1.070%)(c)	8,000	8,045,149
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)(c)	8,935	9,026,363
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(c)	2,996	2,753,452
6.08%, 03/13/32 (Call 03/13/31),
(1-day SOFR +2.260%)(a)(c)	10,624	10,531,908
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(c)	11,450	12,030,838
Manufacturers & Traders Trust Co., 4.70%,
01/27/28 (Call 12/27/27)(a)	14,093	13,496,036
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	14,005	11,603,715

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(c)	$17,655	$14,457,028
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)(c)	7,956	6,561,393
2.56%, 02/25/30	13,567	11,741,917
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(c)	8,515	7,174,087
3.20%, 07/18/29(a)	17,376	15,668,306
3.29%, 07/25/27(a)	4,332	4,092,116
3.74%, 03/07/29(a)	13,208	12,425,777
3.75%, 07/18/39(a)	7,548	6,310,059
3.96%, 03/02/28(a)	10,670	10,248,775
4.05%, 09/11/28(a)	11,465	11,006,577
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(c)	10,896	10,794,504
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(c)	11,714	11,530,517
5.26%, 04/17/30 (Call 04/17/29),
(1-year CMT + 0.820%)(c)	9,124	9,089,549
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(c)	12,072	12,071,858
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)(c)	7,875	7,921,385
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(c)	11,875	11,918,719
5.43%, 04/17/35 (Call 04/17/34),
(1-year CMT + 1.000%)(a)(c)	10,928	10,869,399
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)(c)	9,515	9,595,270
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)(c)	5,990	6,031,205
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(c)	12,846	10,428,667
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(c)	12,530	10,376,480
2.56%, 09/13/31(a)	3,674	2,994,347
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(c)	7,584	6,793,968
3.17%, 09/11/27(a)	7,745	7,266,100
4.02%, 03/05/28(a)	13,362	12,811,105
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)(c)	11,176	10,665,902
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(c)	7,363	7,332,867
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)(c)	10,434	10,446,075
5.58%, 05/26/35 (Call 05/26/34),
(1-year CMT + 1.300%)(c)	3,858	3,839,427
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(c)	11,270	11,374,137
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(c)	2,341	2,357,315
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)(c)	3,622	3,684,831
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(c)	6,687	6,788,832
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(c)	11,661	11,803,951
	Par
Security	(000)	Value

Banks (continued)
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(c)	$26,275	$20,925,434
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(c)	21,364	17,053,099
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(c)	32,541	26,357,898
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)(c)	21,589	17,713,440
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(c)	28,059	24,391,245
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)(c)	20,811	13,072,873
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(c)	23,937	20,172,940
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(c)	17,573	13,121,536
3.59%, 07/22/28 (Call 07/22/27)(c)	18,142	17,203,618
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(c)	22,143	20,200,928
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(c)	20,601	19,515,733
3.97%, 07/22/38 (Call 07/22/37)(a)(c)	15,622	13,164,603
4.30%, 01/27/45	20,208	17,263,686
4.38%, 01/22/47(a)	19,042	16,381,145
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(c)	18,861	18,150,857
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(c)	5,367	4,794,314
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(c)	18,127	17,378,509
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(c)	16,166	16,045,227
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(c)	18,404	18,270,219
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(c)	15,047	14,932,653
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)(c)	29,474	28,785,098
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(c)	21,859	21,616,737
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(c)	14,278	14,322,015
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(a)(c)	19,711	19,573,137
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(c)	17,882	18,149,924
5.66%, 04/18/30 (Call 04/18/29),
(1-day SOFR +1.260%)(c)	19,406	19,663,116
5.83%, 04/19/35 (Call 04/19/34),
(1-day SOFR +1.580%)(c)	18,053	18,419,360
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(c)	14,189	14,581,683
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(c)	20,229	21,354,404
6.38%, 07/24/42(a)	15,099	16,724,368
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(c)	12,259	12,752,862
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(c)	18,810	20,227,420
7.25%, 04/01/32	10,939	12,348,901

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	$7,352	$7,269,854
4.90%, 06/13/28(a)	4,275	4,251,571
4.94%, 01/12/28	5,316	5,300,383
National Bank of Canada, 5.60%, 12/18/28	10,306	10,393,565
NatWest Group PLC
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)(c)	7,656	7,278,455
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(c)	15,293	14,909,678
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(c)	17,267	16,888,038
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(c)	12,360	12,329,305
5.78%, 03/01/35 (Call 03/01/34),
(1-year CMT + 1.500%)(a)(c)	9,147	9,154,413
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(c)	10,400	10,499,156
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(c)	4,344	4,440,551
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,799	1,515,008
6.13%, 11/02/32 (Call 08/02/32)(a)	9,153	9,497,592
PNC Bank NA
2.70%, 10/22/29	8,767	7,588,579
3.10%, 10/25/27 (Call 09/25/27)	9,725	9,066,453
4.05%, 07/26/28	13,532	12,830,551
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(c)	8,307	6,822,419
2.55%, 01/22/30 (Call 10/24/29)(a)	19,499	16,916,849
3.45%, 04/23/29 (Call 01/23/29)	18,330	16,908,136
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(c)	12,088	11,600,937
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(c)	11,135	11,122,572
5.49%, 05/14/30 (Call 05/14/29),
(1-day SOFR + 1.198%)(c)	11,309	11,320,231
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(c)	20,388	20,496,980
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)(c)	11,768	11,765,971
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)(c)	3,758	3,826,758
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(c)	12,398	12,709,900
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(c)	17,067	18,494,566
Royal Bank of Canada
2.30%, 11/03/31(a)	13,125	10,786,973
3.88%, 05/04/32	9,439	8,600,807
4.24%, 08/03/27	10,097	9,824,134
4.90%, 01/12/28(a)	13,122	12,998,413
4.95%, 02/01/29(a)	12,838	12,724,553
5.00%, 02/01/33(a)	13,940	13,651,976
5.00%, 05/02/33(a)	6,393	6,286,375
5.15%, 02/01/34(a)	9,354	9,215,285
5.20%, 08/01/28(a)	10,512	10,561,893
6.00%, 11/01/27	12,636	12,947,527
	Par
Security	(000)	Value

Banks (continued)
Santander Holdings USA Inc.
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(c)	$11,053	$11,131,219
6.34%, 05/31/35 (Call 05/31/34),
(1-day SOFR + 2.138%)(c)	2,760	2,760,188
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(c)	11,331	11,540,787
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)(c)	2,705	2,542,816
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(c)	4,852	4,978,328
State Street Corp.
2.20%, 03/03/31(a)	4,477	3,704,661
2.40%, 01/24/30(a)	2,220	1,935,696
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28(a)	23,076	20,088,283
2.13%, 07/08/30	18,290	15,210,295
2.14%, 09/23/30(a)	7,988	6,607,067
2.22%, 09/17/31	8,202	6,652,836
2.75%, 01/15/30	14,171	12,359,174
2.93%, 09/17/41(a)	3,831	2,790,638
3.04%, 07/16/29(a)	24,232	21,759,917
3.35%, 10/18/27(a)	5,183	4,871,011
3.36%, 07/12/27	6,884	6,513,617
3.54%, 01/17/28	9,657	9,124,710
3.94%, 07/19/28(a)	8,600	8,213,552
5.52%, 01/13/28(a)	14,705	14,842,612
5.71%, 01/13/30	14,958	15,198,260
5.72%, 09/14/28(a)	11,723	11,921,986
5.77%, 01/13/33(a)	12,537	12,865,242
5.80%, 07/13/28	9,084	9,233,871
5.81%, 09/14/33(a)	9,737	10,053,543
6.18%, 07/13/43(a)	1,433	1,566,036
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	3,909	3,147,179
3.20%, 03/10/32	10,986	9,465,032
4.46%, 06/08/32(a)	16,112	15,136,233
4.69%, 09/15/27	9,956	9,783,312
4.99%, 04/05/29	11,292	11,155,385
5.16%, 01/10/28(a)	13,942	13,892,944
5.52%, 07/17/28(a)	14,145	14,251,256
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	14,781	12,212,469
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	5,966	5,239,029
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)(c)	11,557	10,053,437
1.95%, 06/05/30 (Call 03/05/30)	10,003	8,196,653
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)(c)	10,668	10,248,456
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(c)	14,275	13,958,025
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)(c)	10,122	9,634,997
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(a)(c)	13,862	13,778,824
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(a)(c)	14,243	14,133,806
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)(c)	11,919	11,949,969

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(c)	$3,705	$3,781,769
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(c)	16,590	17,567,163
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)(a)	15,236	12,190,026
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)(c)	2,939	2,411,586
3.00%, 07/30/29 (Call 04/30/29)	11,416	10,143,457
3.90%, 04/26/28 (Call 03/24/28)(a)	9,702	9,261,378
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.6600%)(c)	17,616	17,133,362
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)(c)	16,266	15,852,252
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(c)	14,092	13,273,382
5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(a)(c)	14,104	14,064,076
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(a)(c)	14,212	14,189,089
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(c)	16,765	16,941,121
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(c)	12,178	12,277,010
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(c)	10,545	10,653,566
UBS AG/London
4.50%, 06/26/48	10,564	9,289,344
5.65%, 09/11/28	15,308	15,566,923
UBS Group AG, 4.88%, 05/15/45	18,655	17,000,613
Wachovia Corp., 5.50%, 08/01/35	5,370	5,283,761
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(c)	20,234	18,559,424
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(c)	20,797	17,899,816
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(c)	24,917	21,926,352
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(c)	29,340	21,540,207
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(c)	34,513	29,762,268
3.90%, 05/01/45	18,028	14,366,843
4.15%, 01/24/29 (Call 10/24/28)(a)	14,385	13,771,808
4.40%, 06/14/46	16,735	13,675,290
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(c)	19,444	18,510,122
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(c)	26,572	22,657,711
4.65%, 11/04/44	15,908	13,634,452
4.75%, 12/07/46	17,011	14,631,944
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)(c)	18,874	18,543,435
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(c)	35,727	34,149,989
4.90%, 11/17/45	17,133	15,111,606
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(c)	46,330	42,195,497
5.20%, 01/23/30 (Call 01/22/29),
(1-day SOFR + 1.500%)(c)	17,494	17,348,707
5.38%, 11/02/43	16,297	15,395,898
	Par
Security	(000)	Value

Banks (continued)
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(c)	$32,091	$31,560,250
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(a)(c)	25,546	25,321,790
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(c)	37,104	36,944,200
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(c)	28,192	28,320,871
5.61%, 01/15/44	18,863	18,312,263
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(c)	15,161	15,679,825
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(c)	25,216	26,804,263
Wells Fargo Bank NA
5.85%, 02/01/37	6,811	6,936,657
6.60%, 01/15/38(a)	10,542	11,499,486
Westpac Banking Corp.
1.95%, 11/20/28	12,176	10,689,642
2.15%, 06/03/31	8,659	7,188,543
2.65%, 01/16/30(a)	5,478	4,845,378
2.96%, 11/16/40(a)	5,172	3,611,690
3.13%, 11/18/41(a)	6,303	4,420,728
3.40%, 01/25/28	11,707	11,075,460
4.04%, 08/26/27	7,804	7,594,421
4.42%, 07/24/39(a)	5,562	4,877,889
5.05%, 04/16/29	8,668	8,649,513
5.46%, 11/18/27	11,202	11,344,834
5.54%, 11/17/28	10,260	10,466,322
6.82%, 11/17/33(a)	10,384	11,105,612
		6,461,040,750
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	42,675	40,297,486
4.90%, 02/01/46 (Call 08/01/45)	77,620	71,321,510
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44(a)	6,869	6,091,752
4.90%, 02/01/46 (Call 08/01/45)(a)	12,199	11,084,876
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	14,607	13,494,059
4.00%, 04/13/28 (Call 01/13/28)(a)	12,938	12,556,225
4.35%, 06/01/40 (Call 12/01/39)(a)	9,791	8,604,362
4.38%, 04/15/38 (Call 10/15/37)	11,814	10,669,886
4.44%, 10/06/48 (Call 04/06/48)	15,190	12,946,996
4.50%, 06/01/50 (Call 12/01/49)(a)	4,416	3,908,794
4.60%, 04/15/48 (Call 10/15/47)	9,910	8,697,245
4.75%, 01/23/29 (Call 10/23/28)	29,697	29,439,815
4.75%, 04/15/58 (Call 10/15/57)(a)	8,114	7,135,103
4.90%, 01/23/31 (Call 10/23/30)(a)	4,327	4,316,496
4.95%, 01/15/42(a)	14,481	13,578,098
5.00%, 06/15/34 (Call 03/15/34)	7,351	7,222,863
5.45%, 01/23/39 (Call 07/23/38)(a)	17,232	17,278,368
5.55%, 01/23/49 (Call 07/23/48)	33,595	33,646,232
5.80%, 01/23/59 (Call 07/23/58)	15,448	15,997,156
8.20%, 01/15/39	7,487	9,480,441
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	11,807	10,291,219
1.38%, 03/15/31(a)	13,077	10,443,567
1.45%, 06/01/27(a)	2,125	1,929,373
1.50%, 03/05/28(a)	8,659	7,701,778

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
1.65%, 06/01/30	$14,351	$11,917,271
2.00%, 03/05/31	9,224	7,686,379
2.13%, 09/06/29	11,450	10,042,597
2.25%, 01/05/32(a)	17,487	14,608,138
2.50%, 06/01/40	7,809	5,472,895
2.50%, 03/15/51(a)	10,632	6,410,326
2.60%, 06/01/50(a)	12,245	7,589,653
2.75%, 06/01/60(a)	6,970	4,177,016
2.88%, 05/05/41(a)	5,480	4,030,594
3.00%, 03/05/51(a)	11,314	7,636,099
3.45%, 03/25/30(a)	12,056	11,183,091
5.00%, 05/13/34 (Call 02/13/34)	7,802	7,778,644
5.30%, 05/13/54 (Call 11/13/53)	7,938	7,822,329
5.40%, 05/13/64 (Call 11/13/63)	8,575	8,453,527
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	8,296	6,766,372
3.15%, 08/01/29 (Call 05/01/29)	11,181	10,110,323
4.90%, 05/01/33 (Call 02/01/33)(a)	7,657	7,359,277
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	10,221	8,633,121
2.13%, 04/29/32 (Call 01/29/32)(a)	6,318	5,091,508
2.38%, 10/24/29 (Call 07/24/29)	8,944	7,835,135
5.30%, 10/24/27 (Call 09/24/27)	3,456	3,482,577
5.50%, 01/24/33 (Call 10/24/32)	5,113	5,219,619
5.63%, 10/05/33 (Call 07/05/33)(a)	6,773	6,994,646
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	7,798	6,999,555
3.80%, 05/01/50 (Call 11/01/49)	5,114	3,824,462
3.95%, 04/15/29 (Call 02/15/29)(a)	11,354	10,750,933
4.05%, 04/15/32 (Call 01/15/32)	9,777	9,020,138
4.50%, 04/15/52 (Call 10/15/51)(a)	8,040	6,712,127
4.60%, 05/25/28 (Call 02/25/28)(a)	6,264	6,129,757
5.05%, 03/15/29 (Call 02/15/29)	6,700	6,648,088
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)(a)	15,415	12,370,269
5.00%, 05/01/42(a)	9,600	8,770,305
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	6,584	5,265,146
1.63%, 05/01/30 (Call 02/01/30)	10,351	8,607,199
1.95%, 10/21/31 (Call 07/21/31)	10,270	8,396,069
2.63%, 07/29/29 (Call 04/29/29)(a)	8,251	7,435,758
2.63%, 10/21/41 (Call 04/21/41)	5,357	3,721,670
2.75%, 03/19/30 (Call 12/19/29)	16,665	14,826,399
2.75%, 10/21/51 (Call 04/21/51)(a)	7,166	4,543,182
2.88%, 10/15/49 (Call 04/15/49)(a)	8,632	5,731,739
3.00%, 10/15/27 (Call 07/15/27)	12,401	11,682,009
3.45%, 10/06/46 (Call 04/06/46)	3,693	2,782,124
3.60%, 02/18/28 (Call 01/18/28)	9,224	8,856,965
3.63%, 03/19/50 (Call 09/19/49)	7,555	5,746,180
3.90%, 07/18/32 (Call 04/18/32)	12,447	11,554,159
4.45%, 02/15/33 (Call 11/15/32)(a)	7,653	7,563,974
4.45%, 04/14/46 (Call 10/14/45)	7,252	6,400,620
		728,773,664
Biotechnology — 1.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	5,494	4,779,898
2.00%, 01/15/32 (Call 10/15/31)	9,311	7,429,895
2.30%, 02/25/31 (Call 11/25/30)(a)	7,196	6,011,767
2.45%, 02/21/30 (Call 11/21/29)(a)	9,744	8,445,103
2.77%, 09/01/53 (Call 03/01/53)(a)	7,821	4,666,784
2.80%, 08/15/41 (Call 02/15/41)(a)	9,049	6,375,178
	Par
Security	(000)	Value

Biotechnology (continued)
3.00%, 02/22/29 (Call 12/22/28)	$9,407	$8,620,595
3.00%, 01/15/52 (Call 07/15/51)(a)	10,933	7,123,563
3.15%, 02/21/40 (Call 08/21/39)	16,843	12,606,676
3.20%, 11/02/27 (Call 08/02/27)	1,716	1,611,119
3.35%, 02/22/32 (Call 11/22/31)	7,185	6,330,785
3.38%, 02/21/50 (Call 08/21/49)(a)	19,479	13,716,383
4.05%, 08/18/29 (Call 06/18/29)	8,788	8,358,309
4.20%, 03/01/33 (Call 12/01/32)	2,999	2,764,510
4.20%, 02/22/52 (Call 08/22/51)	8,197	6,494,904
4.40%, 05/01/45 (Call 11/01/44)(a)	17,324	14,624,566
4.40%, 02/22/62 (Call 08/22/61)	9,802	7,767,989
4.56%, 06/15/48 (Call 12/15/47)	12,364	10,470,920
4.66%, 06/15/51 (Call 12/15/50)	27,694	23,645,542
4.88%, 03/01/53 (Call 09/01/52)	8,963	7,900,822
5.15%, 03/02/28 (Call 02/02/28)	31,531	31,455,959
5.25%, 03/02/30 (Call 01/02/30)	19,035	19,087,460
5.25%, 03/02/33 (Call 12/02/32)	33,587	33,284,838
5.60%, 03/02/43 (Call 09/02/42)	23,491	23,288,935
5.65%, 03/02/53 (Call 09/02/52)(a)	31,613	31,157,953
5.75%, 03/02/63 (Call 09/02/62)(a)	22,512	22,114,168
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	14,384	12,113,014
3.15%, 05/01/50 (Call 11/01/49)(a)	13,526	8,731,566
5.20%, 09/15/45 (Call 03/15/45)(a)	9,832	8,997,369
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,214	1,072,629
1.65%, 10/01/30 (Call 07/01/30)	8,367	6,826,924
2.60%, 10/01/40 (Call 04/01/40)	6,295	4,320,304
2.80%, 10/01/50 (Call 04/01/50)(a)	11,596	7,225,573
4.00%, 09/01/36 (Call 03/01/36)	1,710	1,496,178
4.15%, 03/01/47 (Call 09/01/46)	13,386	10,836,187
4.50%, 02/01/45 (Call 08/01/44)	15,222	13,099,077
4.60%, 09/01/35 (Call 03/01/35)(a)	2,745	2,576,273
4.75%, 03/01/46 (Call 09/01/45)	17,840	15,839,119
4.80%, 04/01/44 (Call 10/01/43)(a)	12,380	11,147,411
5.25%, 10/15/33 (Call 07/15/33)(a)	5,342	5,347,687
5.55%, 10/15/53 (Call 04/15/53)(a)	7,302	7,243,202
5.65%, 12/01/41 (Call 06/01/41)	6,477	6,492,816
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	11,754	9,578,923
2.80%, 09/15/50 (Call 03/15/50)(a)	5,902	3,608,371
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	4,072	3,632,867
2.20%, 09/02/30 (Call 06/02/30)	10,612	8,776,452
3.30%, 09/02/40 (Call 03/02/40)(a)	9,354	6,781,320
3.55%, 09/02/50 (Call 03/02/50)(a)	8,899	5,970,545
		491,848,428
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	7,002	5,988,021
2.72%, 02/15/30 (Call 11/15/29)	17,192	15,090,479
3.38%, 04/05/40 (Call 10/05/39)	11,188	8,653,008
3.58%, 04/05/50 (Call 10/05/49)	16,072	11,712,329
5.90%, 03/15/34 (Call 12/15/33)	7,254	7,523,728
6.20%, 03/15/54 (Call 09/15/53)	8,052	8,640,275
CRH America Finance Inc., 5.40%, 05/21/34
(Call 02/21/34)	2,619	2,586,109
CRH SMW Finance DAC, 5.20%, 05/21/29
(Call 04/21/29)	1,764	1,752,537
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	9,357	7,742,974

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
3.20%, 07/15/51 (Call 01/15/51)(a)	$4,323	$2,910,847
Trane Technologies Financing Ltd., 3.80%,
03/21/29 (Call 12/21/28)(a)	7,228	6,844,574
		79,444,881
Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	11,313	9,622,847
2.70%, 05/15/40 (Call 11/15/39)	6,331	4,528,878
2.80%, 05/15/50 (Call 11/15/49)(a)	5,683	3,634,710
4.60%, 02/08/29 (Call 01/08/29)(a)	9,063	8,948,534
4.85%, 02/08/34 (Call 11/08/33)(a)	9,528	9,284,801
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	2,009	2,035,587
6.33%, 07/15/29 (Call 05/15/29)	7,842	8,051,548
6.35%, 11/15/28 (Call 10/15/28)	10,335	10,620,196
6.38%, 07/15/32 (Call 04/15/32)(a)	8,424	8,655,806
6.55%, 11/15/30 (Call 09/15/30)	6,727	7,023,025
6.70%, 11/15/33 (Call 08/15/33)(a)	11,274	11,853,730
CF Industries Inc.
4.95%, 06/01/43	5,428	4,780,804
5.15%, 03/15/34	6,467	6,180,028
5.38%, 03/15/44(a)	5,090	4,694,337
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	8,015	6,718,018
3.60%, 11/15/50 (Call 05/15/50)(a)	9,620	6,780,494
4.38%, 11/15/42 (Call 05/15/42)	8,971	7,503,013
5.25%, 11/15/41 (Call 05/15/41)(a)	5,391	5,053,165
5.55%, 11/30/48 (Call 05/30/48)	7,149	6,835,753
6.90%, 05/15/53 (Call 11/15/52)	7,657	8,603,744
7.38%, 11/01/29(a)	9,407	10,334,060
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	20,186	20,051,963
5.32%, 11/15/38 (Call 05/15/38)	14,886	14,994,939
5.42%, 11/15/48 (Call 05/15/48)(a)	15,932	16,053,329
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)(a)	5,577	4,683,384
5.63%, 02/20/34 (Call 11/20/33)	5,981	5,945,887
Ecolab Inc., 2.70%, 12/15/51 (Call 06/15/51)	5,184	3,213,461
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	5,318	4,510,609
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	7,764	6,776,048
5.25%, 07/15/43(a)	5,970	5,469,365
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	5,705	4,204,501
3.63%, 04/01/51 (Call 10/01/50)(a)	8,364	5,803,522
4.20%, 10/15/49 (Call 04/15/49)	7,436	5,697,964
4.20%, 05/01/50 (Call 11/01/49)(a)	7,929	6,085,037
5.50%, 03/01/34 (Call 12/01/33)	6,636	6,556,895
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)(a)	10,820	8,754,762
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	9,640	9,232,981
4.90%, 03/27/28 (Call 02/27/28)(a)	7,655	7,567,173
5.00%, 04/01/49 (Call 10/01/48)(a)	5,946	5,261,655
5.80%, 03/27/53 (Call 09/27/52)	4,991	4,960,482
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10,875	9,744,903
4.50%, 06/01/47 (Call 12/01/46)(a)	8,111	6,873,587
		314,185,525
	Par
Security	(000)	Value

Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$10,808	$8,657,445
1.70%, 05/15/28 (Call 03/15/28)	6,858	6,092,615
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	9,162	7,483,684
5.10%, 12/15/27 (Call 11/15/27)(a)	5,280	5,240,252
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	5,186	4,489,925
2.90%, 11/15/31 (Call 08/15/31)(a)	7,778	6,479,128
3.20%, 08/15/29 (Call 05/15/29)	9,179	8,182,048
4.15%, 08/15/49 (Call 02/15/49)(a)	5,669	4,285,251
5.40%, 08/15/32 (Call 05/15/32)(a)	8,627	8,453,338
5.95%, 08/15/52 (Call 02/15/52)(a)	6,249	6,029,260
Massachusetts Institute of Technology, 5.60%, (a)	4,875	5,047,535
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	8,434	7,221,592
2.85%, 10/01/29 (Call 07/01/29)	13,254	11,897,403
3.25%, 06/01/50 (Call 12/01/49)(a)	6,395	4,346,803
4.40%, 06/01/32 (Call 03/01/32)(a)	8,933	8,489,784
5.05%, 06/01/52 (Call 12/01/51)(a)	10,471	9,605,554
5.15%, 06/01/34 (Call 03/01/34)	5,823	5,721,804
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35 (Call 11/15/34)(a)	9,341	9,103,182
Quanta Services Inc., 2.90%, 10/01/30
(Call 07/01/30)(a)	12,940	11,273,118
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	5,458	4,852,775
4.00%, 03/18/29 (Call 12/18/28)(a)	7,360	7,024,978
S&P Global Inc.
2.70%, 03/01/29 (Call 01/01/29)	13,402	12,060,716
2.90%, 03/01/32 (Call 12/01/31)	15,309	13,158,676
3.70%, 03/01/52 (Call 09/01/51)	6,804	5,127,515
4.25%, 05/01/29 (Call 02/01/29)(a)	8,357	8,065,713
5.25%, 09/15/33 (Call 06/15/33)(a)(b)	9,436	9,500,404
		197,890,498
Computers — 2.3%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	8,033	6,521,033
1.40%, 08/05/28 (Call 06/05/28)	18,703	16,346,025
1.65%, 05/11/30 (Call 02/11/30)	14,091	11,809,205
1.65%, 02/08/31 (Call 11/08/30)	20,446	16,812,868
1.70%, 08/05/31 (Call 05/05/31)(a)	5,114	4,154,016
2.20%, 09/11/29 (Call 06/11/29)	13,891	12,241,294
2.38%, 02/08/41 (Call 08/08/40)	14,486	9,964,604
2.40%, 08/20/50 (Call 02/20/50)(a)	11,148	6,729,741
2.55%, 08/20/60 (Call 02/20/60)(a)	13,334	7,974,705
2.65%, 05/11/50 (Call 11/11/49)(a)	19,791	12,534,731
2.65%, 02/08/51 (Call 08/08/50)	23,602	14,819,403
2.70%, 08/05/51 (Call 02/05/51)	17,060	10,775,818
2.80%, 02/08/61 (Call 08/08/60)	12,347	7,507,328
2.85%, 08/05/61 (Call 02/05/61)(a)	12,270	7,506,613
2.90%, 09/12/27 (Call 06/12/27)	9,856	9,277,120
2.95%, 09/11/49 (Call 03/11/49)	12,273	8,312,127
3.00%, 06/20/27 (Call 03/20/27)	4,618	4,380,856
3.00%, 11/13/27 (Call 08/13/27)(a)	9,460	8,948,675
3.25%, 08/08/29 (Call 06/08/29)	6,529	6,077,001
3.35%, 08/08/32 (Call 05/08/32)(a)	11,237	10,127,411
3.45%, 02/09/45	18,205	14,155,219
3.75%, 09/12/47 (Call 03/12/47)	9,662	7,674,585
3.75%, 11/13/47 (Call 05/13/47)	10,482	8,340,711

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
3.85%, 05/04/43	$23,329	$19,503,466
3.85%, 08/04/46 (Call 02/04/46)	17,121	13,790,464
3.95%, 08/08/52 (Call 02/08/52)	13,677	11,024,913
4.00%, 05/10/28 (Call 04/10/28)	12,765	12,465,564
4.10%, 08/08/62 (Call 02/08/62)	9,309	7,444,952
4.25%, 02/09/47 (Call 08/09/46)(a)	7,111	6,248,353
4.30%, 05/10/33 (Call 02/10/33)(a)	3,413	3,351,281
4.38%, 05/13/45	16,237	14,441,297
4.45%, 05/06/44(a)	8,270	7,604,018
4.50%, 02/23/36 (Call 08/23/35)(a)	4,447	4,317,933
4.65%, 02/23/46 (Call 08/23/45)	31,426	29,092,437
4.85%, 05/10/53 (Call 11/10/52)(a)	10,731	10,273,159
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	2,253	1,648,237
5.25%, 02/01/28 (Call 01/01/28)	10,061	10,086,438
5.30%, 10/01/29 (Call 07/01/29)	16,140	16,169,230
5.40%, 04/15/34 (Call 01/15/34)	9,809	9,660,744
5.75%, 02/01/33 (Call 11/01/32)(a)	9,267	9,468,697
6.20%, 07/15/30 (Call 04/15/30)	7,263	7,588,467
8.10%, 07/15/36 (Call 01/15/36)	10,976	13,094,505
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	5,905	6,229,988
6.35%, 10/15/45 (Call 04/15/45)(a)	10,437	11,060,586
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	10,576	8,881,660
4.00%, 04/15/29 (Call 02/15/29)	10,337	9,787,087
4.75%, 01/15/28 (Call 12/15/27)(a)	8,662	8,536,760
5.50%, 01/15/33 (Call 10/15/32)(a)	11,123	11,133,176
6.00%, 09/15/41(a)	8,424	8,615,870
IBM International Capital Pte Ltd.
4.90%, 02/05/34 (Call 11/05/33)(a)	9,658	9,297,901
5.25%, 02/05/44 (Call 08/05/43)(a)	7,058	6,658,623
5.30%, 02/05/54 (Call 08/05/53)	12,396	11,550,326
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	12,362	10,348,281
2.95%, 05/15/50 (Call 11/15/49)(a)	6,504	4,129,200
3.50%, 05/15/29	26,288	24,433,563
4.00%, 06/20/42	8,199	6,649,102
4.15%, 07/27/27 (Call 06/27/27)	2,644	2,576,345
4.15%, 05/15/39	19,167	16,446,300
4.25%, 05/15/49	23,103	18,645,290
4.40%, 07/27/32 (Call 04/27/32)(a)	7,357	6,961,342
4.50%, 02/06/28 (Call 01/06/28)(a)	9,660	9,489,076
4.75%, 02/06/33 (Call 11/06/32)(a)	3,995	3,868,881
4.90%, 07/27/52 (Call 01/27/52)(a)	5,744	5,126,052
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	6,459	5,295,925
4.38%, 05/15/30 (Call 02/15/30)	5,050	4,744,376
5.75%, 03/15/33 (Call 12/15/32)	1,971	1,990,282
		642,721,236
Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.38%, 03/24/29 (Call 01/24/29)	10,496	9,690,777
3.63%, 03/24/32 (Call 12/24/31)(a)	21,730	19,387,493
4.00%, 03/24/52 (Call 09/24/51)(a)	5,730	4,541,496
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	10,899	10,705,129
5.00%, 03/22/30 (Call 01/22/30)(a)	10,916	10,911,642
5.05%, 03/22/28 (Call 02/22/28)(a)	10,878	10,899,546
5.05%, 03/22/53 (Call 09/22/52)(a)	13,277	12,465,319
5.10%, 03/22/43 (Call 09/22/42)(a)	3,940	3,804,624
	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
5.20%, 03/22/63 (Call 09/22/62)	$6,098	$5,738,665
Procter & Gamble Co. (The)
1.20%, 10/29/30	11,771	9,481,631
1.95%, 04/23/31(a)	5,346	4,488,330
2.30%, 02/01/32(a)	2,660	2,261,737
2.85%, 08/11/27(a)	514	484,629
3.00%, 03/25/30	13,750	12,569,832
4.05%, 01/26/33(a)	7,752	7,368,819
4.55%, 01/29/34(a)	7,307	7,104,664
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	5,899	4,765,630
2.13%, 09/06/29 (Call 06/06/29)(a)	5,981	5,222,251
3.50%, 03/22/28 (Call 12/22/27)(a)	14,015	13,334,059
5.00%, 12/08/33 (Call 09/08/33)(a)	5,929	5,903,458
5.90%, 11/15/32	8,320	8,821,389
		169,951,120
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	32,198	29,103,077
3.30%, 01/30/32 (Call 10/30/31)(a)	28,012	23,864,277
3.40%, 10/29/33 (Call 07/29/33)(a)	8,805	7,332,519
3.65%, 07/21/27 (Call 04/21/27)	2,668	2,525,960
3.85%, 10/29/41 (Call 04/29/41)(a)	15,338	11,973,613
5.10%, 01/19/29 (Call 12/19/28)(a)	9,151	9,023,554
5.75%, 06/06/28 (Call 05/06/28)(a)	11,708	11,813,332
6.15%, 09/30/30 (Call 07/30/30)(a)	8,467	8,708,519
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	1,879	1,568,924
3.13%, 12/01/30 (Call 09/01/30)(a)	8,438	7,343,325
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	7,231	6,249,763
7.10%, 11/15/27 (Call 10/15/27)(a)	5,367	5,581,427
8.00%, 11/01/31	16,563	18,142,151
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	12,956	12,431,947
4.05%, 12/03/42(a)	9,985	8,421,155
5.85%, 11/05/27 (Call 10/05/27)	13,691	14,010,371
Ameriprise Financial Inc., 5.15%, 05/15/33
(Call 02/15/33)(a)	5,184	5,161,934
Apollo Global Management Inc., 5.80%, 05/21/54 (Call 11/21/53)(a)	3,017	2,985,668
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	6,391	4,424,602
3.90%, 01/25/28 (Call 10/25/27)(a)	12,946	12,371,469
4.35%, 04/15/30 (Call 01/15/30)	8,595	8,126,581
4.70%, 09/20/47 (Call 03/20/47)(a)	8,021	6,813,763
4.85%, 03/29/29 (Call 12/29/28)	8,505	8,368,438
Capital One Financial Corp., 3.80%, 01/31/28
(Call 12/31/27)(a)	10,982	10,407,968
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	6,976	5,545,123
1.95%, 12/01/31 (Call 09/01/31)(a)	6,269	4,990,023
2.00%, 03/20/28 (Call 01/20/28)(a)	15,183	13,555,949
2.30%, 05/13/31 (Call 02/13/31)(a)	5,499	4,578,846
2.90%, 03/03/32 (Call 12/03/31)(a)	7,519	6,387,851
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	4,703	4,014,462
5.30%, 09/15/43 (Call 03/15/43)(a)	6,370	6,378,387
Discover Financial Services, 6.70%, 11/29/32
(Call 08/29/32)	8,625	9,008,996

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	$16,352	$12,622,920
2.10%, 06/15/30 (Call 03/15/30)(a)	11,286	9,496,617
2.65%, 09/15/40 (Call 03/15/40)	9,991	6,992,428
3.00%, 06/15/50 (Call 12/15/49)(a)	11,608	7,572,467
3.00%, 09/15/60 (Call 03/15/60)(a)	11,677	7,024,432
4.00%, 09/15/27 (Call 08/15/27)(a)	15,748	15,182,829
4.25%, 09/21/48 (Call 03/21/48)(a)	9,991	8,257,210
4.35%, 06/15/29 (Call 04/15/29)(a)	10,695	10,333,671
4.60%, 03/15/33 (Call 12/15/32)(a)	14,149	13,466,415
4.95%, 06/15/52 (Call 12/15/51)(a)	12,540	11,494,118
5.20%, 06/15/62 (Call 12/15/61)	8,365	7,844,948
5.25%, 06/15/31 (Call 04/15/31)(a)	5,650	5,655,179
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	9,272	7,460,487
4.15%, 01/23/30	10,946	10,079,601
5.88%, 07/21/28 (Call 06/21/28)	10,568	10,604,852
6.20%, 04/14/34 (Call 01/14/34)	11,330	11,380,192
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	7,402	6,050,438
2.95%, 06/01/29 (Call 03/01/29)(a)	9,003	8,211,976
3.35%, 03/26/30 (Call 12/26/29)(a)	13,458	12,385,844
3.65%, 06/01/49 (Call 12/01/48)	8,937	6,847,482
3.85%, 03/26/50 (Call 09/26/49)	11,926	9,450,273
4.85%, 03/09/33 (Call 12/09/32)(a)	6,189	6,135,768
4.88%, 03/09/28 (Call 02/09/28)(a)	7,848	7,874,374
4.88%, 05/09/34 (Call 02/09/34)	6,986	6,880,346
Nasdaq Inc.
5.35%, 06/28/28 (Call 05/28/28)(a)	13,000	13,065,738
5.55%, 02/15/34 (Call 11/15/33)	14,104	14,053,451
5.95%, 08/15/53 (Call 02/15/53)	6,041	6,131,311
6.10%, 06/28/63 (Call 12/28/62)	6,060	6,223,893
Nomura Holdings Inc.
2.17%, 07/14/28	11,048	9,695,956
2.61%, 07/14/31	11,846	9,742,441
2.68%, 07/16/30(a)	8,797	7,455,779
3.00%, 01/22/32(a)	8,500	7,078,614
3.10%, 01/16/30	13,862	12,188,992
6.07%, 07/12/28	8,726	8,905,096
6.18%, 01/18/33(a)	2,350	2,451,643
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	7,076	5,181,353
4.95%, 07/15/46	6,718	6,016,853
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	4,078	3,272,052
3.95%, 12/01/27 (Call 09/01/27)(a)	11,358	10,620,943
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	8,618	6,784,062
2.00%, 08/15/50 (Call 02/15/50)(a)	15,209	8,468,114
2.05%, 04/15/30 (Call 01/15/30)	13,562	11,597,109
2.70%, 04/15/40 (Call 10/15/39)	5,939	4,314,292
2.75%, 09/15/27 (Call 06/15/27)	2,416	2,264,215
3.65%, 09/15/47 (Call 03/15/47)	8,251	6,414,552
4.15%, 12/14/35 (Call 06/14/35)	10,556	9,785,968
4.30%, 12/14/45 (Call 06/14/45)	30,649	26,614,623
		708,845,891
Electric — 3.9%
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	13,606	11,165,116
5.45%, 06/01/28 (Call 05/01/28)(a)	8,960	8,911,174
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	2,852	2,551,925
	Par
Security	(000)	Value

Electric (continued)
American Electric Power Co. Inc.
5.20%, 01/15/29 (Call 12/15/28)	$9,298	$9,228,199
5.63%, 03/01/33 (Call 12/01/32)(a)	5,871	5,829,805
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(a)	13,702	8,345,414
3.70%, 07/15/30 (Call 04/15/30)(a)	6,653	6,143,939
3.80%, 07/15/48 (Call 01/15/48)(a)	6,932	5,106,099
4.25%, 10/15/50 (Call 04/15/50)	7,119	5,573,714
4.45%, 01/15/49 (Call 07/15/48)	7,863	6,419,426
4.50%, 02/01/45 (Call 08/01/44)	6,694	5,810,707
4.60%, 05/01/53 (Call 11/01/52)(a)	7,968	6,597,709
5.15%, 11/15/43 (Call 05/15/43)	6,268	5,892,192
6.13%, 04/01/36	11,742	12,254,601
Commonwealth Edison Co., 4.00%, 03/01/48
(Call 09/01/47)	7,345	5,719,326
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	1,826	1,446,572
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	3,602	3,025,773
3.60%, 06/15/61 (Call 12/15/60)(a)	8,966	6,173,264
4.45%, 03/15/44 (Call 09/15/43)	4,462	3,810,404
4.63%, 12/01/54 (Call 06/01/54)	3,488	2,951,968
5.70%, 05/15/54 (Call 11/15/53)	4,023	3,997,948
5.90%, 11/15/53 (Call 05/15/53)(a)	7,289	7,477,400
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	13,051	10,171,421
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	4,268	4,305,328
5.60%, 06/15/42 (Call 12/15/41)(a)	5,327	5,119,401
5.75%, 03/15/54 (Call 09/15/53)	10,274	9,974,508
6.25%, 10/01/39	5,606	5,799,510
6.50%, 10/01/53 (Call 04/01/53)(a)	5,464	5,834,229
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	7,255	7,166,477
Series C, 2.25%, 08/15/31 (Call 05/15/31)	14,243	11,525,233
Series C, 3.38%, 04/01/30 (Call 01/01/30)	12,431	11,160,575
DTE Energy Co.
4.88%, 06/01/28 (Call 05/01/28)(a)	7,460	7,328,056
5.10%, 03/01/29 (Call 02/01/29)	10,586	10,439,243
5.85%, 06/01/34 (Call 03/01/34)	1,891	1,913,622
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	6,778	4,558,411
4.95%, 01/15/33 (Call 10/15/32)	9,637	9,421,096
5.30%, 02/15/40	6,509	6,329,012
5.35%, 01/15/53 (Call 07/15/52)	7,226	6,887,432
5.40%, 01/15/54 (Call 07/15/53)(a)	8,361	8,007,209
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	4,032	3,437,511
2.55%, 06/15/31 (Call 03/15/31)	6,797	5,682,981
3.30%, 06/15/41 (Call 12/15/40)	6,885	5,013,880
3.50%, 06/15/51 (Call 12/15/50)	6,979	4,726,196
3.75%, 09/01/46 (Call 03/01/46)	11,905	8,748,855
4.30%, 03/15/28 (Call 02/15/28)	7,132	6,907,170
4.50%, 08/15/32 (Call 05/15/32)(a)	10,586	9,909,252
5.00%, 08/15/52 (Call 02/15/52)(a)	9,206	8,035,363
6.10%, 09/15/53 (Call 03/15/53)(a)	5,596	5,711,087
Duke Energy Florida LLC, 6.40%, 06/15/38	5,608	5,977,110
Emera U.S. Finance LP, 4.75%, 06/15/46
(Call 12/15/45)	8,424	6,782,414
Entergy Louisiana LLC, 4.20%, 09/01/48
(Call 03/01/48)	6,275	4,974,160

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	$6,295	$6,028,589
5.45%, 03/01/28 (Call 02/01/28)(a)	11,117	11,114,799
5.95%, 02/01/29 (Call 01/01/29)(a)	6,463	6,588,948
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	8,734	8,194,395
4.45%, 04/15/46 (Call 10/15/45)	7,644	6,374,457
4.70%, 04/15/50 (Call 10/15/49)	6,355	5,417,887
5.15%, 03/15/28 (Call 02/15/28)	6,987	6,951,156
5.30%, 03/15/33 (Call 12/15/32)(a)	4,522	4,476,936
5.60%, 03/15/53 (Call 09/15/52)	8,864	8,580,648
FirstEnergy Corp., Series C, 3.40%, 03/01/50
(Call 09/01/49)(a)	3,815	2,520,495
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	13,032	10,809,129
2.88%, 12/04/51 (Call 06/04/51)(a)	8,748	5,562,687
3.15%, 10/01/49 (Call 04/01/49)(a)	7,644	5,183,544
3.95%, 03/01/48 (Call 09/01/47)	7,745	6,105,641
4.40%, 05/15/28 (Call 03/15/28)	6,583	6,428,240
4.80%, 05/15/33 (Call 02/15/33)(a)	5,498	5,341,271
5.05%, 04/01/28 (Call 03/01/28)(a)	10,965	10,980,308
5.10%, 04/01/33 (Call 01/01/33)(a)	6,200	6,133,140
5.15%, 06/15/29 (Call 05/15/29)	4,855	4,874,367
5.30%, 06/15/34 (Call 03/15/34)	5,300	5,316,217
5.30%, 04/01/53 (Call 10/01/52)(a)	5,171	4,976,932
5.60%, 06/15/54 (Call 12/15/53)	4,620	4,649,397
Georgia Power Co.
4.30%, 03/15/42	10,254	8,765,022
4.65%, 05/16/28 (Call 03/16/28)(a)	7,125	6,997,735
4.95%, 05/17/33 (Call 11/17/32)(a)	8,493	8,263,101
5.13%, 05/15/52 (Call 11/15/51)(a)	8,186	7,605,518
5.25%, 03/15/34 (Call 09/15/33)(a)	6,077	6,033,538
Series A, 3.25%, 03/15/51 (Call 09/15/50)	5,873	3,974,902
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	8,961	8,438,976
4.25%, 07/15/49 (Call 01/15/49)	8,672	7,111,487
5.85%, 09/15/54 (Call 03/15/54)(a)	7,921	8,125,774
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)(a)	6,791	6,627,961
5.81%, 06/12/33 (Call 03/12/33)(a)	8,790	8,822,282
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	17,918	15,755,217
2.25%, 06/01/30 (Call 03/01/30)	15,580	13,161,749
2.44%, 01/15/32 (Call 10/15/31)(a)	8,457	6,917,680
2.75%, 11/01/29 (Call 08/01/29)	5,531	4,891,110
4.90%, 02/28/28 (Call 01/28/28)(a)	11,756	11,608,823
4.90%, 03/15/29 (Call 02/15/29)	7,306	7,200,481
5.00%, 07/15/32 (Call 04/15/32)	8,613	8,416,846
5.05%, 02/28/33 (Call 11/28/32)(a)	8,149	7,916,652
5.25%, 03/15/34 (Call 12/15/33)(a)	8,368	8,184,152
5.25%, 02/28/53 (Call 08/28/52)	9,387	8,742,260
5.55%, 03/15/54 (Call 09/15/53)(a)	7,900	7,631,721
Northern States Power Co./MN, 5.10%, 05/15/53 (Call 11/15/52)(a)	3,199	2,963,567
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52 (Call 03/15/52)(a)	5,162	4,676,257
5.65%, 11/15/33 (Call 08/15/33)(a)	5,386	5,500,032
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	13,685	11,267,877
3.00%, 06/15/28 (Call 04/15/28)	7,610	6,939,780
3.25%, 06/01/31 (Call 03/01/31)	7,536	6,472,606
	Par
Security	(000)	Value

Electric (continued)
3.30%, 12/01/27 (Call 09/01/27)(a)	$9,064	$8,423,585
3.30%, 08/01/40 (Call 02/01/40)(a)	8,120	5,807,246
3.50%, 08/01/50 (Call 02/01/50)(a)	16,768	11,054,495
3.75%, 07/01/28(a)	6,860	6,396,181
3.95%, 12/01/47 (Call 06/01/47)	8,119	5,862,160
4.50%, 07/01/40 (Call 01/01/40)(a)	15,953	13,205,257
4.55%, 07/01/30 (Call 01/01/30)	24,010	22,669,272
4.95%, 07/01/50 (Call 01/01/50)(a)	26,203	21,866,613
5.55%, 05/15/29 (Call 04/15/29)	6,508	6,502,871
5.80%, 05/15/34 (Call 02/15/34)(a)	8,080	8,058,885
6.10%, 01/15/29 (Call 12/15/28)	7,756	7,915,881
6.15%, 01/15/33 (Call 10/15/32)(a)	5,947	6,069,688
6.40%, 06/15/33 (Call 03/15/33)	8,227	8,539,424
6.70%, 04/01/53 (Call 10/01/52)	7,777	8,186,467
6.75%, 01/15/53 (Call 07/15/52)	11,440	12,095,830
6.95%, 03/15/34 (Call 12/15/33)	5,519	5,951,333
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	11,686	6,829,127
5.35%, 12/01/53 (Call 06/01/53)	10,329	9,248,442
5.45%, 02/15/34 (Call 11/15/33)(a)	6,558	6,412,064
5.50%, 05/15/54 (Call 11/15/53)(a)	10,144	9,289,327
5.80%, 01/15/55 (Call 07/15/54)(a)	9,485	9,008,500
PPL Electric Utilities Corp., 5.25%, 05/15/53
(Call 11/15/52)	3,999	3,818,088
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	3,475	2,776,269
5.25%, 04/01/53 (Call 10/01/52)	4,817	4,415,092
5.75%, 05/15/54 (Call 11/15/53)	3,487	3,462,494
Public Service Enterprise Group Inc.
2.45%, 11/15/31 (Call 08/15/31)(a)	2,723	2,227,269
5.20%, 04/01/29 (Call 03/01/29)(a)	4,759	4,727,015
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)(a)	7,792	7,372,797
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,811	3,085,474
Series WWW, 2.95%, 08/15/51
(Call 02/15/51)(a)	5,129	3,313,316
Sempra
3.25%, 06/15/27 (Call 03/15/27)(a)	2,344	2,204,705
3.40%, 02/01/28 (Call 11/01/27)(a)	8,891	8,342,439
3.80%, 02/01/38 (Call 08/01/37)	13,551	11,057,838
4.00%, 02/01/48 (Call 08/01/47)	6,531	4,938,550
6.00%, 10/15/39(a)	6,681	6,725,887
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	10,044	7,165,446
4.00%, 04/01/47 (Call 10/01/46)	15,272	11,703,445
4.65%, 10/01/43 (Call 04/01/43)(a)	6,918	5,964,082
5.20%, 06/01/34 (Call 03/01/34)(a)	5,176	5,031,511
5.30%, 03/01/28 (Call 02/01/28)(a)	6,706	6,716,003
5.45%, 06/01/31 (Call 04/01/31)(a)	4,636	4,650,035
5.85%, 11/01/27 (Call 10/01/27)	3,006	3,062,250
5.95%, 11/01/32 (Call 08/01/32)(a)	2,897	2,989,658
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	6,745	4,203,967
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10,565	8,242,157
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)(a)	16,699	13,937,820
4.85%, 06/15/28 (Call 04/15/28)(a)	4,800	4,747,360
5.20%, 06/15/33 (Call 12/15/32)	5,316	5,203,564
5.50%, 03/15/29 (Call 01/15/29)(a)	7,131	7,207,250
5.70%, 03/15/34 (Call 09/15/33)	8,201	8,308,795
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5,072	4,681,143

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(c)	$15,031	$14,524,273
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	6,989	3,944,898
2.95%, 11/15/51 (Call 05/15/51)	6,447	4,036,322
5.00%, 04/01/33 (Call 01/01/33)	5,215	5,060,930
5.45%, 04/01/53 (Call 10/01/52)(a)	5,799	5,556,645
Xcel Energy Inc.
5.45%, 08/15/33 (Call 02/15/33)	3,705	3,643,443
5.50%, 03/15/34 (Call 09/15/33)(a)	7,194	7,072,629
		1,113,415,213
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)(a)	9,770	8,621,401
2.20%, 12/21/31 (Call 09/21/31)(a)	7,351	6,085,767
2.80%, 12/21/51 (Call 06/21/51)(a)	5,438	3,402,691
		18,109,859
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	5,382	4,400,343
2.80%, 02/15/30 (Call 11/15/29)	10,400	9,215,850
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)(a)	13,538	10,921,201
1.95%, 06/01/30 (Call 03/01/30)	8,416	7,117,114
2.70%, 08/15/29 (Call 05/15/29)(a)	4,487	4,032,890
2.80%, 06/01/50 (Call 12/01/49)	2,840	1,883,952
4.25%, 01/15/29 (Call 12/15/28)	5,237	5,101,799
4.50%, 01/15/34 (Call 10/15/33)	8,508	8,117,673
5.00%, 02/15/33 (Call 11/15/32)(a)	9,766	9,746,255
5.00%, 03/01/35 (Call 12/01/34)(a)	8,245	8,130,060
5.25%, 03/01/54 (Call 09/01/53)	14,613	14,166,037
		82,833,174
Entertainment — 0.5%
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)(a)	4,655	4,285,179
4.28%, 03/15/32 (Call 12/15/31)(a)	33,541	29,329,773
5.05%, 03/15/42 (Call 09/15/41)(a)	38,299	31,651,535
5.14%, 03/15/52 (Call 09/15/51)(a)	55,079	43,406,895
5.39%, 03/15/62 (Call 09/15/61)	22,584	17,765,780
		126,439,162
Environmental Control — 0.3%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	3,710	2,899,802
3.95%, 05/15/28 (Call 02/15/28)	7,440	7,132,843
4.88%, 04/01/29 (Call 03/01/29)	6,334	6,254,782
5.00%, 04/01/34 (Call 01/01/34)(a)	6,639	6,482,209
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	4,240	2,699,563
4.20%, 01/15/33 (Call 10/15/32)	5,385	4,983,380
5.00%, 03/01/34 (Call 12/01/33)	10,917	10,616,690
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	9,154	7,301,261
3.15%, 11/15/27 (Call 08/15/27)(a)	6,386	6,017,498
4.15%, 04/15/32 (Call 01/15/32)(a)	5,752	5,406,606
4.63%, 02/15/30 (Call 12/15/29)(a)	7,958	7,795,065
4.88%, 02/15/29 (Call 01/15/29)(a)	6,383	6,355,030
4.88%, 02/15/34 (Call 11/15/33)	11,767	11,489,977
		85,434,706
	Par
Security	(000)	Value

Food — 1.2%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	$4,185	$4,034,247
5.40%, 03/21/34 (Call 12/21/33)	9,364	9,251,349
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	6,549	5,720,119
4.85%, 11/01/28 (Call 08/01/28)	9,589	9,362,260
5.30%, 11/01/38 (Call 05/01/38)	7,921	7,385,366
5.40%, 11/01/48 (Call 05/01/48)(a)	11,129	10,146,162
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	8,547	7,560,520
4.20%, 04/17/28 (Call 01/17/28)(a)	11,080	10,697,237
4.95%, 03/29/33 (Call 12/29/32)(a)	7,615	7,396,055
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	1,854	1,637,129
1.80%, 06/11/30 (Call 03/11/30)(a)	8,970	7,467,843
J.M. Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)(a)	2,553	2,621,300
6.50%, 11/15/53 (Call 05/15/53)(a)	10,318	11,037,088
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	7,503	6,102,658
3.63%, 01/15/32 (Call 01/15/27)(a)	7,764	6,658,131
4.38%, 02/02/52 (Call 08/02/51)	7,390	5,513,216
5.13%, 02/01/28 (Call 01/01/28)	9,474	9,336,108
5.50%, 01/15/30 (Call 01/15/25)	12,536	12,313,446
5.75%, 04/01/33 (Call 01/01/33)	14,234	14,037,877
6.50%, 12/01/52 (Call 06/01/52)	12,896	12,941,395
6.75%, 03/15/34 (Call 12/15/33)(a)(b)	14,564	15,327,783
7.25%, 11/15/53 (Call 05/15/53)(b)	7,519	8,236,957
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	25,549	20,969,020
4.88%, 10/01/49 (Call 04/01/49)	13,109	11,464,760
5.00%, 06/04/42	11,051	10,050,606
5.20%, 07/15/45 (Call 01/15/45)	16,294	15,051,193
5.50%, 06/01/50 (Call 12/01/49)(a)	7,103	6,789,513
6.88%, 01/26/39	7,330	8,116,849
Kroger Co. (The)
3.95%, 01/15/50 (Call 07/15/49)	5,899	4,541,986
4.45%, 02/01/47 (Call 08/01/46)(a)	8,166	6,785,537
McCormick & Co. Inc./MD, 3.40%, 08/15/27
(Call 05/15/27)	1,594	1,510,530
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)(a)	10,087	6,078,204
2.75%, 04/13/30 (Call 01/13/30)(a)	7,899	6,938,418
3.00%, 03/17/32 (Call 12/17/31)	4,788	4,101,306
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	5,860	3,825,899
5.95%, 04/01/30 (Call 01/01/30)	8,506	8,830,621
6.60%, 04/01/50 (Call 10/01/49)	8,870	9,859,090
Tyson Foods Inc.
4.35%, 03/01/29 (Call 12/01/28)	10,554	10,135,459
4.55%, 06/02/47 (Call 12/02/46)	6,197	5,006,100
5.10%, 09/28/48 (Call 03/28/48)	11,653	10,159,066
5.70%, 03/15/34 (Call 12/15/33)	8,569	8,515,468
		343,513,871
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44
(Call 04/15/44)	8,379	6,954,017
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	5,666	5,667,522

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	$4,724	$3,746,560
2.95%, 09/01/29 (Call 06/01/29)	4,648	4,145,773
3.60%, 05/01/30 (Call 02/01/30)	6,555	5,981,566
3.95%, 03/30/48 (Call 09/30/47)	6,971	5,245,059
4.38%, 05/15/47 (Call 11/15/46)(a)	9,745	7,947,547
4.80%, 02/15/44 (Call 08/15/43)	7,170	6,257,711
5.25%, 03/30/28 (Call 02/29/28)(a)	12,218	12,178,933
		58,124,688
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)	14,057	14,252,737
6.30%, 02/15/30 (Call 12/15/29)	10,045	10,288,218
6.40%, 04/15/33 (Call 01/15/33)(a)	15,866	16,322,103
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	8,360	7,052,270
2.75%, 11/15/50 (Call 05/15/50)(a)	4,374	2,496,589
		50,411,917
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	16,532	15,962,443
4.90%, 11/30/46 (Call 05/30/46)(a)	24,138	22,678,423
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)	13,177	11,536,237
2.54%, 02/01/32 (Call 11/01/31)(a)	17,202	13,964,646
3.13%, 12/01/51 (Call 06/01/51)(a)	6,097	3,803,327
Boston Scientific Corp., 2.65%, 06/01/30
(Call 03/01/30)	10,432	9,094,289
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	7,188	4,358,828
2.80%, 12/10/51 (Call 06/10/51)(a)	6,851	4,303,275
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	7,753	6,851,140
3.25%, 11/15/39 (Call 05/15/39)	7,090	5,575,833
3.40%, 11/15/49 (Call 05/15/49)	6,722	4,842,116
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	16,620	16,815,715
5.86%, 03/15/30 (Call 01/15/30)(a)	12,133	12,447,993
5.91%, 11/22/32 (Call 08/22/32)(a)	20,336	20,951,603
6.38%, 11/22/52 (Call 05/22/52)	6,107	6,628,714
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)(a)	11,272	10,979,724
4.50%, 03/30/33 (Call 12/30/32)(a)	7,170	6,855,432
Medtronic Inc.
4.38%, 03/15/35(a)	16,349	15,284,085
4.63%, 03/15/45	12,703	11,528,943
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	14,124	14,029,541
5.45%, 03/13/31 (Call 01/13/31)(b)	10,332	10,190,848
5.60%, 03/23/34 (Call 12/23/33)(b)	15,698	15,428,111
5.90%, 04/30/54 (Call 10/30/53)(a)(b)	10,043	9,651,673
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	9,168	7,689,439
4.63%, 03/15/46 (Call 09/15/45)(a)	10,328	9,096,662
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	15,426	12,521,278
2.60%, 10/01/29 (Call 07/01/29)(a)	8,102	7,195,661
2.80%, 10/15/41 (Call 04/15/41)	10,350	7,362,300
4.10%, 08/15/47 (Call 02/15/47)	2,389	1,966,646
4.98%, 08/10/30 (Call 06/10/30)(a)	6,803	6,765,292
	Par
Security	(000)	Value

Health Care - Products (continued)
5.00%, 01/31/29 (Call 12/31/28)(a)	$10,142	$10,142,264
5.09%, 08/10/33 (Call 05/10/33)	12,594	12,491,981
		328,994,462
Health Care - Services — 3.3%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	8,404	6,157,180
6.63%, 06/15/36(a)	8,923	9,509,217
Ascension Health
3.95%, 11/15/46	2,336	1,925,035
Series B, 2.53%, 11/15/29 (Call 08/15/29)	7,598	6,699,364
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	20,796	18,371,403
2.50%, 03/01/31 (Call 12/01/30)	19,507	15,930,799
2.63%, 08/01/31 (Call 05/01/31)(a)	10,246	8,347,472
3.00%, 10/15/30 (Call 07/15/30)	18,607	15,851,703
3.38%, 02/15/30 (Call 02/15/25)(a)	16,694	14,712,840
4.25%, 12/15/27 (Call 06/17/24)(a)	22,091	21,039,893
4.63%, 12/15/29 (Call 12/15/24)(a)	29,088	27,337,385
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	5,926	5,408,135
4.19%, 10/01/49 (Call 04/01/49)(a)	1,761	1,400,080
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)(a)	9,280	7,872,626
2.55%, 03/15/31 (Call 12/15/30)	9,114	7,705,536
2.88%, 09/15/29 (Call 06/15/29)	5,870	5,230,061
3.13%, 05/15/50 (Call 11/15/49)(a)	8,439	5,621,818
3.60%, 03/15/51 (Call 09/15/50)	10,950	7,838,106
3.65%, 12/01/27 (Call 09/01/27)	15,654	14,891,574
3.70%, 09/15/49 (Call 03/15/49)(a)	7,561	5,573,339
4.10%, 03/01/28 (Call 12/01/27)	8,641	8,326,424
4.38%, 12/01/47 (Call 06/01/47)	11,082	9,236,204
4.55%, 03/01/48 (Call 09/01/47)	5,780	4,893,346
4.63%, 05/15/42	8,370	7,394,516
4.65%, 01/15/43	9,393	8,307,959
4.65%, 08/15/44 (Call 02/15/44)	7,249	6,326,017
4.75%, 02/15/33 (Call 11/15/32)	3,255	3,121,761
5.13%, 02/15/53 (Call 08/15/52)(a)	9,566	8,779,764
5.38%, 06/15/34 (Call 03/15/34)	6,270	6,240,315
5.65%, 06/15/54 (Call 12/15/53)	6,355	6,290,710
6.10%, 10/15/52 (Call 04/15/52)	6,714	7,022,749
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	5,564	4,537,540
3.50%, 09/01/30 (Call 03/01/30)	21,314	19,075,045
3.50%, 07/15/51 (Call 01/15/51)	12,689	8,466,157
3.63%, 03/15/32 (Call 12/15/31)	14,496	12,639,644
4.13%, 06/15/29 (Call 03/15/29)	16,510	15,552,720
4.63%, 03/15/52 (Call 09/15/51)(a)	17,116	13,785,266
5.13%, 06/15/39 (Call 12/15/38)	8,841	8,198,323
5.20%, 06/01/28 (Call 05/01/28)	4,934	4,899,763
5.25%, 06/15/49 (Call 12/15/48)	16,363	14,522,338
5.45%, 04/01/31 (Call 02/01/31)(a)	7,909	7,861,615
5.50%, 06/01/33 (Call 03/01/33)(a)	11,952	11,818,274
5.50%, 06/15/47 (Call 12/15/46)(a)	11,981	11,093,463
5.60%, 04/01/34 (Call 01/01/34)	8,761	8,674,132
5.63%, 09/01/28 (Call 03/01/28)(a)	6,939	6,977,822
5.88%, 02/01/29 (Call 08/01/28)	9,122	9,257,072
5.90%, 06/01/53 (Call 12/01/52)	9,058	8,791,959
6.00%, 04/01/54 (Call 10/01/53)(a)	12,406	12,181,672
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)(a)	6,677	5,284,424
3.70%, 03/23/29 (Call 02/23/29)(a)	7,592	7,078,438

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
4.95%, 10/01/44 (Call 04/01/44)	$5,938	$5,192,342
5.38%, 04/15/31 (Call 02/15/31)	9,127	9,036,791
5.50%, 03/15/53 (Call 09/15/52)	5,536	5,156,878
5.75%, 04/15/54 (Call 10/15/53)(a)	7,951	7,659,445
5.88%, 03/01/33 (Call 12/01/32)(a)	6,361	6,439,164
5.95%, 03/15/34 (Call 12/15/33)(a)	7,625	7,765,508
ICON Investments Six DAC, 5.85%, 05/08/29
(Call 04/08/29)	1,441	1,457,557
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	5,982	6,001,033
6.25%, 02/01/29 (Call 01/01/29)(a)	8,726	8,940,516
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	5,164	4,310,917
Series 2019, 3.27%, 11/01/49
(Call 05/01/49)(a)	1,483	1,050,859
Series 2021, 2.81%, 06/01/41
(Call 12/01/40)	12,937	9,304,453
Series 2021, 3.00%, 06/01/51
(Call 12/01/50)(a)	2,849	1,889,293
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(a)	8,658	7,612,412
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	2,173	1,275,007
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	4,956	4,366,726
6.40%, 11/30/33 (Call 08/30/33)	4,855	5,181,591
UnitedHealth Group Inc.
2.00%, 05/15/30	9,518	8,018,841
2.30%, 05/15/31 (Call 02/15/31)	12,013	10,040,507
2.75%, 05/15/40 (Call 11/15/39)(a)	8,198	5,884,436
2.88%, 08/15/29	7,921	7,126,681
2.90%, 05/15/50 (Call 11/15/49)(a)	11,044	7,145,074
2.95%, 10/15/27(a)	6,670	6,247,617
3.05%, 05/15/41 (Call 11/15/40)	13,382	9,887,541
3.13%, 05/15/60 (Call 11/15/59)(a)	8,269	5,196,797
3.25%, 05/15/51 (Call 11/15/50)(a)	16,666	11,414,820
3.50%, 08/15/39 (Call 02/15/39)	10,206	8,210,168
3.70%, 08/15/49 (Call 02/15/49)	11,307	8,500,276
3.75%, 10/15/47 (Call 04/15/47)	8,744	6,702,594
3.85%, 06/15/28(a)	8,986	8,606,302
3.88%, 12/15/28	6,980	6,668,102
3.88%, 08/15/59 (Call 02/15/59)	9,837	7,293,181
4.00%, 05/15/29 (Call 03/15/29)(a)	7,369	7,044,097
4.20%, 05/15/32 (Call 02/15/32)(a)	12,070	11,298,283
4.20%, 01/15/47 (Call 07/15/46)	6,716	5,551,243
4.25%, 01/15/29 (Call 12/15/28)	8,754	8,465,382
4.25%, 03/15/43 (Call 09/15/42)(a)	6,488	5,616,855
4.25%, 06/15/48 (Call 12/15/47)	12,306	10,129,528
4.45%, 12/15/48 (Call 06/15/48)	7,546	6,434,951
4.50%, 04/15/33 (Call 01/15/33)	13,811	13,112,842
4.63%, 07/15/35(a)	8,108	7,718,844
4.75%, 07/15/45	16,981	15,410,733
4.75%, 05/15/52 (Call 11/15/51)(a)	16,018	14,160,932
4.90%, 04/15/31 (Call 02/15/31)	7,674	7,558,941
4.95%, 05/15/62 (Call 11/15/61)	8,151	7,261,216
5.00%, 04/15/34 (Call 01/15/34)	7,732	7,583,229
5.05%, 04/15/53 (Call 10/15/52)	16,024	14,818,375
5.20%, 04/15/63 (Call 10/15/62)	14,349	13,276,669
5.25%, 02/15/28 (Call 01/15/28)	5,968	6,025,715
5.30%, 02/15/30 (Call 12/15/29)(a)	9,154	9,268,133
5.35%, 02/15/33 (Call 11/15/32)(a)	13,511	13,653,207
	Par
Security	(000)	Value

Health Care - Services (continued)
5.38%, 04/15/54 (Call 10/15/53)(a)	$13,340	$12,913,854
5.50%, 04/15/64 (Call 10/15/63)	8,972	8,687,012
5.80%, 03/15/36	7,553	7,860,841
5.88%, 02/15/53 (Call 08/15/52)(a)	15,442	16,026,986
6.05%, 02/15/63 (Call 08/15/62)	11,853	12,461,876
6.88%, 02/15/38	9,402	10,725,306
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)	6,568	5,531,005
		942,238,482
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)(a)	6,989	6,209,674
5.88%, 03/01/29 (Call 02/01/29)(a)	4,915	4,861,929
5.95%, 07/15/29 (Call 06/15/29)	6,595	6,504,131
Blue Owl Capital Corp., 2.88%, 06/11/28
(Call 04/11/28)(a)	1,771	1,565,151
Blue Owl Credit Income Corp., 6.65%, 03/15/31
(Call 01/15/31)	454	449,079
FS KKR Capital Corp., 3.13%, 10/12/28
(Call 08/12/28)(a)	5,654	4,907,277
		24,497,241
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30
(Call 12/26/29)(a)	7,427	6,744,362

Insurance — 1.9%
Allstate Corp. (The), 5.25%, 03/30/33
(Call 12/30/32)	5,462	5,415,471
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	7,720	6,418,559
4.75%, 04/01/48 (Call 10/01/47)(a)	7,800	6,960,978
4.80%, 07/10/45 (Call 01/10/45)	5,919	5,338,077
5.13%, 03/27/33 (Call 12/27/32)(a)	7,560	7,416,715
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	7,399	6,440,318
3.75%, 05/02/29 (Call 02/02/29)(a)	7,484	7,005,787
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)(a)	5,216	3,835,289
5.35%, 02/28/33 (Call 11/28/32)(a)	6,951	6,847,107
Aon North America Inc.
5.15%, 03/01/29 (Call 02/01/29)(a)	10,402	10,337,353
5.45%, 03/01/34 (Call 12/01/33)(a)	12,606	12,474,838
5.75%, 03/01/54 (Call 09/01/53)	18,482	18,185,663
Arch Capital Group Ltd., 3.64%, 06/30/50
(Call 12/30/49)	5,912	4,282,529
Arthur J Gallagher & Co., 3.50%, 05/20/51
(Call 11/20/50)(a)	7,426	5,044,817
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)(a)	9,140	8,794,688
6.25%, 04/01/54 (Call 10/01/53)	9,994	10,023,093
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	4,601	3,749,298
2.50%, 01/15/51 (Call 07/15/50)(a)	7,158	4,321,665
2.85%, 10/15/50 (Call 04/15/50)(a)	16,772	10,781,043
2.88%, 03/15/32 (Call 12/15/31)(a)	5,342	4,642,411
3.85%, 03/15/52 (Call 09/15/51)	22,938	17,596,790
4.20%, 08/15/48 (Call 02/15/48)	18,877	15,940,188
4.25%, 01/15/49 (Call 07/15/48)(a)	17,194	14,705,220
5.75%, 01/15/40(a)	7,301	7,763,044
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	9,986	9,324,163

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	$944	$893,970
4.70%, 06/22/47 (Call 12/22/46)	1,942	1,499,702
Chubb Corp. (The), 6.00%, 05/11/37	8,473	8,957,740
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)(a)	8,513	6,899,206
3.05%, 12/15/61 (Call 06/15/61)(a)	5,169	3,282,155
4.35%, 11/03/45 (Call 05/03/45)	9,695	8,347,159
5.00%, 03/15/34 (Call 12/15/33)(a)	10,382	10,216,099
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(a)	11,691	10,902,913
3.90%, 04/05/32 (Call 01/05/32)	12,207	10,902,774
4.40%, 04/05/52 (Call 10/05/51)	9,101	7,204,518
5.75%, 01/15/34 (Call 10/15/33)	6,370	6,408,065
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	15,958	15,319,402
5.00%, 04/20/48 (Call 10/20/47)(a)	10,778	9,608,509
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	6,821	4,205,977
3.50%, 10/15/50 (Call 04/15/50)(a)	7,232	4,816,516
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32 (Call 05/16/32)(a)	5,357	5,241,697
6.35%, 03/22/54 (Call 09/22/53)(b)	9,126	9,179,775
Hartford Financial Services Group Inc. (The),
3.60%, 08/19/49 (Call 02/19/49)(a)	2,510	1,819,599
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	12,622	11,447,939
5.38%, 03/04/46(a)	3,683	3,543,167
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	4,900	4,132,836
4.38%, 03/15/29 (Call 12/15/28)(a)	12,734	12,404,579
4.90%, 03/15/49 (Call 09/15/48)	10,380	9,297,681
5.70%, 09/15/53 (Call 03/15/53)(a)	7,791	7,814,868
MetLife Inc.
4.05%, 03/01/45	8,796	7,080,755
4.13%, 08/13/42	6,452	5,349,238
4.55%, 03/23/30 (Call 12/23/29)(a)	6,788	6,634,470
4.60%, 05/13/46 (Call 11/13/45)(a)	6,440	5,625,956
4.88%, 11/13/43	8,642	7,908,779
5.00%, 07/15/52 (Call 01/15/52)	8,055	7,346,591
5.25%, 01/15/54 (Call 07/15/53)(a)	8,749	8,344,584
5.38%, 07/15/33 (Call 04/15/33)(a)	6,464	6,509,701
5.70%, 06/15/35	9,454	9,645,638
5.88%, 02/06/41(a)	3,934	4,030,801
6.38%, 06/15/34(a)	7,486	8,027,828
Progressive Corp. (The), 4.13%, 04/15/47
(Call 10/15/46)	3,293	2,708,836
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	10,363	7,557,948
3.91%, 12/07/47 (Call 06/07/47)(a)	6,728	5,172,640
3.94%, 12/07/49 (Call 06/07/49)	7,475	5,662,932
4.35%, 02/25/50 (Call 08/25/49)	7,938	6,469,212
4.60%, 05/15/44	5,988	5,204,928
5.70%, 12/14/36(a)	8,316	8,518,544
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	5,138	3,430,796
5.35%, 11/01/40	5,553	5,483,206
5.45%, 05/25/53 (Call 11/25/52)(a)	5,577	5,566,353
6.25%, 06/15/37	7,402	7,964,250
	Par
Security	(000)	Value

Insurance (continued)
Willis North America Inc.
5.35%, 05/15/33 (Call 02/15/33)	$5,646	$5,497,034
5.90%, 03/05/54 (Call 09/05/53)	6,163	6,011,936
		539,744,906
Internet — 2.1%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	4,323	3,829,153
1.10%, 08/15/30 (Call 05/15/30)(a)	18,278	14,816,256
1.90%, 08/15/40 (Call 02/15/40)	9,691	6,321,290
2.05%, 08/15/50 (Call 02/15/50)	21,241	12,077,034
2.25%, 08/15/60 (Call 02/15/60)(a)	14,871	8,263,609
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	3,538	3,175,347
1.50%, 06/03/30 (Call 03/03/30)(a)	14,545	12,054,009
1.65%, 05/12/28 (Call 03/12/28)(a)	20,325	18,025,015
2.10%, 05/12/31 (Call 02/12/31)	25,083	20,975,817
2.50%, 06/03/50 (Call 12/03/49)(a)	23,451	14,234,579
2.70%, 06/03/60 (Call 12/03/59)	15,247	8,941,417
2.88%, 05/12/41 (Call 11/12/40)	18,977	14,022,807
3.10%, 05/12/51 (Call 11/12/50)(a)	28,634	19,548,741
3.15%, 08/22/27 (Call 05/22/27)(a)	15,119	14,332,145
3.25%, 05/12/61 (Call 11/12/60)(a)	12,617	8,384,167
3.45%, 04/13/29 (Call 02/13/29)	12,227	11,553,872
3.60%, 04/13/32 (Call 01/13/32)	20,101	18,365,632
3.88%, 08/22/37 (Call 02/22/37)	21,921	19,226,455
3.95%, 04/13/52 (Call 10/13/51)(a)	22,233	17,817,693
4.05%, 08/22/47 (Call 02/22/47)	28,552	23,855,990
4.10%, 04/13/62 (Call 10/13/61)(a)	9,376	7,509,738
4.25%, 08/22/57 (Call 02/22/57)	17,149	14,227,688
4.55%, 12/01/27 (Call 11/01/27)(a)	17,696	17,564,289
4.65%, 12/01/29 (Call 10/01/29)(a)	13,860	13,783,372
4.70%, 12/01/32 (Call 09/01/32)(a)	16,315	16,048,152
4.80%, 12/05/34 (Call 06/05/34)(a)	10,513	10,373,549
4.95%, 12/05/44 (Call 06/05/44)	13,517	13,108,354
Booking Holdings Inc., 4.63%, 04/13/30
(Call 01/13/30)(a)	12,855	12,554,061
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,284	3,634,271
2.70%, 03/11/30 (Call 12/11/29)(a)	9,813	8,602,192
3.65%, 05/10/51 (Call 11/10/50)	7,973	5,665,999
4.00%, 07/15/42 (Call 01/15/42)	4,108	3,304,294
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	11,173	9,969,876
3.80%, 02/15/28 (Call 11/15/27)(a)	4,992	4,725,852
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	7,032	6,740,517
3.85%, 08/15/32 (Call 05/15/32)	28,727	26,527,546
4.45%, 08/15/52 (Call 02/15/52)	25,399	21,645,079
4.60%, 05/15/28 (Call 04/15/28)(a)	15,331	15,224,908
4.65%, 08/15/62 (Call 02/15/62)	11,397	9,751,305
4.80%, 05/15/30 (Call 03/15/30)	12,909	12,854,316
4.95%, 05/15/33 (Call 02/15/33)(a)	17,289	17,277,622
5.60%, 05/15/53 (Call 11/15/52)	21,764	22,065,220
5.75%, 05/15/63 (Call 11/15/62)	12,890	13,191,839
Netflix Inc.
4.88%, 04/15/28	16,630	16,468,977
5.88%, 11/15/28(a)	19,779	20,337,577
6.38%, 05/15/29	5,700	5,983,947
		598,961,568

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	$14,265	$14,736,002
6.80%, 11/29/32 (Call 08/29/32)(a)	8,241	8,767,819
		23,503,821
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29
(Call 05/08/29)(a)	7,104	6,464,453
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	6,022	5,921,226
5.00%, 10/15/27 (Call 09/15/27)(a)	1,025	1,019,147
5.30%, 05/15/34 (Call 02/15/34)	9,828	9,617,534
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	9,539	9,185,774
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	5,919	5,118,185
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	8,058	6,851,810
Sands China Ltd., 5.40%, 08/08/28
(Call 05/08/28)(a)	10,226	10,041,788
		54,219,917
Machinery — 0.6%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	5,087	4,510,256
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)	7,701	6,786,833
3.25%, 09/19/49 (Call 03/19/49)	8,867	6,299,594
3.25%, 04/09/50 (Call 10/09/49)(a)	9,551	6,833,513
3.80%, 08/15/42	12,722	10,377,324
5.20%, 05/27/41(a)	7,186	7,028,144
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	8,681	6,875,216
3.90%, 06/09/42 (Call 12/09/41)(a)	7,050	5,882,428
Ingersoll Rand Inc.
5.18%, 06/15/29 (Call 05/15/29)	4,258	4,250,026
5.45%, 06/15/34 (Call 03/15/34)	4,669	4,677,914
5.70%, 08/14/33 (Call 05/14/33)	1,684	1,715,905
John Deere Capital Corp.
4.15%, 09/15/27(a)	7,438	7,261,178
4.50%, 01/16/29(a)	8,339	8,186,136
4.70%, 06/10/30(a)	8,862	8,735,344
4.75%, 01/20/28(a)	10,029	9,967,296
4.90%, 03/07/31	7,037	6,973,620
4.95%, 07/14/28	12,910	12,877,162
5.10%, 04/11/34	9,699	9,637,234
5.15%, 09/08/33(a)	6,197	6,212,105
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	14,867	12,929,176
3.11%, 02/15/40 (Call 08/15/39)(a)	5,179	3,849,280
3.36%, 02/15/50 (Call 08/15/49)	4,472	3,133,568
5.25%, 08/16/28 (Call 07/16/28)(a)	10,177	10,218,797
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28 (Call 06/15/28)(a)	11,005	10,758,196
		175,976,245
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	11,740	10,206,717
2.88%, 10/15/27 (Call 07/15/27)(a)	7,933	7,369,695
3.25%, 08/26/49 (Call 02/26/49)(a)	6,986	4,739,432
3.38%, 03/01/29 (Call 12/01/28)(a)	6,072	5,594,767
4.00%, 09/14/48 (Call 03/14/48)(a)	7,987	6,349,772
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)	9,300	8,672,319
4.15%, 11/02/42	5,095	4,352,079
	Par
Security	(000)	Value

Manufacturing (continued)
Illinois Tool Works Inc., 3.90%, 09/01/42
(Call 03/01/42)	$7,113	$5,902,257
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	10,936	9,992,868
4.00%, 06/14/49 (Call 12/14/48)	3,448	2,703,351
4.25%, 09/15/27 (Call 08/15/27)(a)	8,572	8,323,156
4.50%, 09/15/29 (Call 07/15/29)(a)	10,613	10,303,392
Teledyne Technologies Inc., 2.75%, 04/01/31
(Call 01/01/31)	5,353	4,523,338
		89,033,143
Media — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,269	4,474,387
2.30%, 02/01/32 (Call 11/01/31)	6,663	5,101,840
2.80%, 04/01/31 (Call 01/01/31)(a)	6,268	5,108,632
3.50%, 06/01/41 (Call 12/01/40)(a)	12,038	8,092,043
3.50%, 03/01/42 (Call 09/01/41)	10,599	7,029,735
3.70%, 04/01/51 (Call 10/01/50)(a)	16,083	9,837,247
3.75%, 02/15/28 (Call 11/15/27)(a)	2,812	2,605,083
3.85%, 04/01/61 (Call 10/01/60)(a)	15,043	8,843,944
3.90%, 06/01/52 (Call 12/01/51)(a)	20,845	13,100,672
3.95%, 06/30/62 (Call 12/30/61)	12,268	7,286,382
4.20%, 03/15/28 (Call 12/15/27)(a)	4,518	4,249,474
4.40%, 04/01/33 (Call 01/01/33)(a)	5,370	4,720,858
4.40%, 12/01/61 (Call 06/01/61)	11,949	7,764,347
4.80%, 03/01/50 (Call 09/01/49)	21,614	15,945,305
5.05%, 03/30/29 (Call 12/30/28)	2,341	2,241,661
5.13%, 07/01/49 (Call 01/01/49)	10,648	8,186,606
5.25%, 04/01/53 (Call 10/01/52)(a)	11,675	9,196,610
5.38%, 04/01/38 (Call 10/01/37)	4,712	4,063,014
5.38%, 05/01/47 (Call 11/01/46)(a)	20,062	16,105,611
5.50%, 04/01/63 (Call 10/01/62)	8,367	6,548,077
5.75%, 04/01/48 (Call 10/01/47)	20,533	17,271,321
6.10%, 06/01/29 (Call 05/01/29)	8,175	8,179,912
6.38%, 10/23/35 (Call 04/23/35)	14,230	13,878,718
6.48%, 10/23/45 (Call 04/23/45)	27,951	25,811,278
6.55%, 06/01/34 (Call 03/01/34)	12,450	12,488,434
6.65%, 02/01/34 (Call 11/01/33)(a)	6,169	6,246,023
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	8,767	6,985,444
1.95%, 01/15/31 (Call 10/15/30)(a)	6,216	5,098,412
2.45%, 08/15/52 (Call 02/15/52)(a)	13,515	7,571,854
2.65%, 02/01/30 (Call 11/01/29)	8,709	7,649,439
2.65%, 08/15/62 (Call 02/15/62)	9,188	4,966,405
2.80%, 01/15/51 (Call 07/15/50)	14,327	8,783,543
2.89%, 11/01/51 (Call 05/01/51)(a)	39,193	24,378,712
2.94%, 11/01/56 (Call 05/01/56)	48,101	28,906,421
2.99%, 11/01/63 (Call 05/01/63)	32,894	19,195,294
3.15%, 02/15/28 (Call 11/15/27)	9,442	8,832,376
3.20%, 07/15/36 (Call 01/15/36)(a)	8,437	6,753,520
3.25%, 11/01/39 (Call 05/01/39)	11,660	8,910,373
3.40%, 04/01/30 (Call 01/01/30)	8,554	7,794,086
3.40%, 07/15/46 (Call 01/15/46)(a)	11,851	8,538,148
3.45%, 02/01/50 (Call 08/01/49)(a)	15,092	10,647,875
3.55%, 05/01/28 (Call 02/01/28)	7,496	7,089,865
3.75%, 04/01/40 (Call 10/01/39)(a)	14,004	11,344,692
3.90%, 03/01/38 (Call 09/01/37)	11,431	9,662,619
3.97%, 11/01/47 (Call 05/01/47)	16,475	12,852,574
4.00%, 08/15/47 (Call 02/15/47)	8,558	6,722,621

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
4.00%, 03/01/48 (Call 09/01/47)	$8,617	$6,767,297
4.00%, 11/01/49 (Call 05/01/49)	16,732	13,007,909
4.05%, 11/01/52 (Call 05/01/52)	7,162	5,546,657
4.15%, 10/15/28 (Call 07/15/28)	29,104	28,092,098
4.20%, 08/15/34 (Call 02/15/34)	9,436	8,590,771
4.25%, 10/15/30 (Call 07/15/30)	8,775	8,355,370
4.25%, 01/15/33(a)	10,956	10,192,061
4.40%, 08/15/35 (Call 02/15/35)	7,880	7,203,755
4.55%, 01/15/29 (Call 12/15/28)(a)	6,381	6,253,676
4.60%, 10/15/38 (Call 04/15/38)	9,100	8,284,196
4.60%, 08/15/45 (Call 02/15/45)	5,303	4,608,266
4.65%, 02/15/33 (Call 11/15/32)(a)	12,581	12,082,670
4.70%, 10/15/48 (Call 04/15/48)	16,028	14,190,789
4.80%, 05/15/33 (Call 02/15/33)(a)	6,861	6,637,102
4.95%, 10/15/58 (Call 04/15/58)	8,672	7,707,326
5.10%, 06/01/29 (Call 05/01/29)(a)	8,375	8,384,994
5.30%, 06/01/34 (Call 03/01/34)	8,975	8,971,109
5.35%, 11/15/27 (Call 10/15/27)	4,275	4,317,762
5.35%, 05/15/53 (Call 11/15/52)(a)	14,541	13,846,323
5.50%, 11/15/32 (Call 08/15/32)(a)	5,211	5,307,557
5.50%, 05/15/64 (Call 11/15/63)(a)	11,184	10,698,149
5.65%, 06/15/35(a)	3,761	3,828,579
5.65%, 06/01/54 (Call 12/01/53)	8,041	7,954,841
7.05%, 03/15/33	3,008	3,361,567
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	4,088	3,593,571
3.95%, 03/20/28 (Call 12/20/27)	8,348	7,812,454
4.00%, 09/15/55 (Call 03/15/55)(a)	15,005	9,539,019
4.13%, 05/15/29 (Call 02/15/29)	2,065	1,904,656
4.65%, 05/15/50 (Call 11/15/49)	9,207	6,845,404
5.20%, 09/20/47 (Call 03/20/47)	12,050	9,746,133
5.30%, 05/15/49 (Call 11/15/48)(a)	7,806	6,364,937
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	12,740	12,452,249
5.48%, 01/25/39 (Call 07/25/38)	8,931	8,433,283
5.58%, 01/25/49 (Call 07/25/48)(a)	10,394	9,489,066
6.50%, 10/13/33 (Call 07/13/33)	13,009	13,577,283
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	3,849	3,208,070
4.38%, 03/15/43(a)	9,851	6,724,996
4.95%, 01/15/31 (Call 10/15/30)(a)	8,106	7,257,487
4.95%, 05/19/50 (Call 11/19/49)	5,380	3,891,487
5.85%, 09/01/43 (Call 03/01/43)	7,226	5,886,605
6.88%, 04/30/36	7,787	7,429,814
7.88%, 07/30/30(a)	1,834	1,912,636
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	11,266	12,479,717
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	8,620	6,336,492
5.50%, 09/01/41 (Call 03/01/41)	10,887	9,080,564
5.88%, 11/15/40 (Call 05/15/40)	8,894	7,660,215
6.55%, 05/01/37	13,412	12,718,732
6.75%, 06/15/39	11,554	11,237,686
7.30%, 07/01/38	11,948	12,110,680
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	5,710	5,396,763
4.13%, 06/01/44	11,172	9,353,146
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	16,724	14,419,421
2.20%, 01/13/28(a)	10,405	9,492,829
2.65%, 01/13/31(a)	23,911	20,754,208
	Par
Security	(000)	Value

Media (continued)
2.75%, 09/01/49 (Call 03/01/49)(a)	$17,293	$10,933,748
3.50%, 05/13/40 (Call 11/13/39)	17,892	14,223,550
3.60%, 01/13/51 (Call 07/13/50)(a)	26,476	19,665,274
3.80%, 03/22/30(a)	15,258	14,326,928
3.80%, 05/13/60 (Call 11/13/59)(a)	4,921	3,635,699
4.63%, 03/23/40 (Call 09/23/39)	8,286	7,658,907
4.70%, 03/23/50 (Call 09/23/49)(a)	13,760	12,371,200
6.20%, 12/15/34(a)	10,427	11,302,390
6.40%, 12/15/35	9,990	10,879,176
6.65%, 11/15/37	14,515	16,241,957
		1,039,600,743
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	7,055	7,034,654
5.75%, 05/01/43	6,944	6,976,910
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39(a)	6,341	6,413,187
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	7,851	6,651,282
4.75%, 02/28/28 (Call 01/28/28)(a)	11,841	11,716,834
4.90%, 02/28/33 (Call 11/28/32)(a)	6,319	6,161,553
5.00%, 09/30/43	20,002	18,651,753
5.25%, 09/08/30 (Call 07/08/30)(a)	10,742	10,814,908
5.25%, 09/08/33 (Call 06/08/33)(a)	12,335	12,268,203
5.50%, 09/08/53 (Call 03/08/53)	7,093	7,013,982
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	11,495	10,986,346
5.40%, 11/14/34 (Call 05/14/34)(a)	9,675	9,464,345
5.45%, 03/15/43 (Call 09/15/42)	13,788	12,991,666
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	12,278	10,367,601
2.60%, 07/15/32 (Call 04/15/32)(a)	7,332	6,059,148
4.88%, 03/15/42 (Call 09/15/41)(a)	9,609	8,795,020
6.25%, 10/01/39(a)	4,710	4,941,325
Newmont Corp./Newcrest Finance Pty Ltd.,
5.35%, 03/15/34 (Call 12/15/33)(a)(b)	7,736	7,675,050
Rio Tinto Alcan Inc., 6.13%, 12/15/33	7,103	7,462,490
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	10,310	6,396,117
5.20%, 11/02/40(a)	9,540	9,301,761
7.13%, 07/15/28(a)	9,095	9,817,055
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	6,172	5,218,059
5.13%, 03/09/53 (Call 09/09/52)(a)	8,314	7,811,523
		210,990,772
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%,
12/01/31 (Call 09/01/31)(a)	9,275	8,036,545

Oil & Gas — 3.8%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	5,231	4,319,177
2.72%, 01/12/32 (Call 10/12/31)(a)	14,709	12,483,670
2.77%, 11/10/50 (Call 05/10/50)	11,865	7,315,115
2.94%, 06/04/51 (Call 12/04/50)(a)	18,311	11,683,956
3.00%, 02/24/50 (Call 08/24/49)	16,762	10,925,346
3.00%, 03/17/52 (Call 09/17/51)(a)	11,416	7,358,601
3.06%, 06/17/41 (Call 12/17/40)	12,787	9,305,151
3.38%, 02/08/61 (Call 08/08/60)(a)	14,901	9,803,958
3.63%, 04/06/30 (Call 01/06/30)(a)	10,599	9,837,962
3.94%, 09/21/28 (Call 06/21/28)(a)	9,703	9,308,167

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
4.23%, 11/06/28 (Call 08/06/28)(a)	$15,808	$15,298,864
4.70%, 04/10/29 (Call 03/10/29)	10,118	9,957,249
4.81%, 02/13/33 (Call 11/13/32)	16,759	16,215,715
4.89%, 09/11/33 (Call 06/11/33)(a)	11,078	10,742,797
4.97%, 10/17/29 (Call 09/17/29)	7,078	7,032,738
4.99%, 04/10/34 (Call 01/10/34)(a)	6,922	6,721,322
5.02%, 11/17/27 (Call 10/17/27)(a)	6,900	6,879,812
5.23%, 11/17/34 (Call 08/17/34)	8,683	8,593,253
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	7,982	7,545,464
3.72%, 11/28/28 (Call 08/28/28)	7,672	7,259,401
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(a)	5,488	4,801,998
6.25%, 03/15/38(a)	10,060	10,316,203
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	6,141	4,342,858
6.75%, 11/15/39(a)	5,882	6,297,194
Chevron Corp.
2.24%, 05/11/30 (Call 02/11/30)(a)	10,932	9,411,404
3.08%, 05/11/50 (Call 11/11/49)(a)	7,080	4,818,693
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	2,869	2,539,975
2.34%, 08/12/50 (Call 02/12/50)(a)	3,877	2,250,656
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	7,426	5,930,470
3.80%, 03/15/52 (Call 09/15/51)(a)	10,203	7,623,208
4.03%, 03/15/62 (Call 09/15/61)	12,576	9,416,228
4.30%, 11/15/44 (Call 05/15/44)	7,695	6,517,777
5.05%, 09/15/33 (Call 06/15/33)	4,971	4,908,490
5.30%, 05/15/53 (Call 11/15/52)(a)	9,624	9,163,433
5.55%, 03/15/54 (Call 09/15/53)	8,456	8,329,809
6.50%, 02/01/39	10,826	11,914,275
6.95%, 04/15/29(a)	9,531	10,324,299
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	7,619	7,318,850
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	6,267	5,305,541
5.00%, 06/15/45 (Call 12/15/44)(a)	6,822	5,890,380
5.60%, 07/15/41 (Call 01/15/41)	9,504	8,938,320
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	6,136	5,373,106
3.50%, 12/01/29 (Call 09/01/29)	8,120	7,446,706
4.25%, 03/15/52 (Call 09/15/51)(a)	3,823	2,972,894
5.15%, 01/30/30 (Call 12/30/29)	13,330	13,202,828
5.40%, 04/18/34 (Call 01/18/34)	12,467	12,284,155
5.75%, 04/18/54 (Call 10/18/53)	12,377	11,919,484
5.90%, 04/18/64 (Call 10/18/63)	10,124	9,751,700
6.25%, 03/15/33 (Call 12/15/32)(a)	5,887	6,148,834
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)(a)	5,034	4,868,332
4.95%, 04/15/50 (Call 10/15/49)	4,063	3,743,374
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	8,919	8,489,321
5.75%, 02/01/34 (Call 11/01/33)(a)	5,192	5,142,597
7.00%, 02/01/30 (Call 11/01/29)(a)	5,596	5,913,256
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	1,971	1,709,505
3.13%, 04/06/30 (Call 01/06/30)(a)	5,941	5,398,291
3.25%, 11/18/49 (Call 05/18/49)	1,757	1,232,265
3.63%, 09/10/28 (Call 06/10/28)(a)	2,694	2,563,133
3.70%, 04/06/50 (Call 10/06/49)(a)	1,585	1,203,194
	Par
Security	(000)	Value

Oil & Gas (continued)
3.95%, 05/15/43	$1,560	$1,287,992
4.80%, 11/08/43	1,772	1,629,441
5.10%, 08/17/40	1,581	1,534,673
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	11,692	10,416,402
2.61%, 10/15/30 (Call 07/15/30)	15,512	13,534,789
3.00%, 08/16/39 (Call 02/16/39)	6,159	4,672,884
3.10%, 08/16/49 (Call 02/16/49)	12,894	8,773,306
3.45%, 04/15/51 (Call 10/15/50)	22,665	16,322,048
3.48%, 03/19/30 (Call 12/19/29)	15,717	14,574,655
3.57%, 03/06/45 (Call 09/06/44)	9,399	7,178,333
4.11%, 03/01/46 (Call 09/01/45)	21,711	18,098,331
4.23%, 03/19/40 (Call 09/19/39)	17,822	15,732,921
4.33%, 03/19/50 (Call 09/19/49)	22,373	18,917,595
Hess Corp.
5.60%, 02/15/41(a)	10,287	10,240,144
6.00%, 01/15/40	6,185	6,360,950
Marathon Oil Corp., 6.60%, 10/01/37(a)	6,962	7,530,486
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	6,079	5,218,152
6.50%, 03/01/41 (Call 09/01/40)	9,236	9,710,582
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	11,183	11,431,637
6.45%, 09/15/36	15,548	16,194,952
6.60%, 03/15/46 (Call 09/15/45)(a)	7,382	7,706,925
6.63%, 09/01/30 (Call 03/01/30)(a)	13,641	14,257,651
7.50%, 05/01/31	5,976	6,576,220
8.88%, 07/15/30 (Call 01/15/30)	7,071	8,100,791
Ovintiv Inc., 6.50%, 08/15/34(a)	5,977	6,248,463
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	4,312	3,559,413
3.30%, 03/15/52 (Call 09/15/51)(a)	8,868	5,856,497
3.90%, 03/15/28 (Call 12/15/27)	7,679	7,326,057
4.65%, 11/15/34 (Call 05/15/34)	7,507	6,957,806
4.88%, 11/15/44 (Call 05/15/44)	13,801	12,379,868
5.88%, 05/01/42	11,384	11,562,890
Phillips 66 Co.
4.95%, 12/01/27 (Call 11/01/27)(a)	5,214	5,177,473
5.30%, 06/30/33 (Call 03/30/33)	7,504	7,377,804
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	8,435	7,040,325
2.15%, 01/15/31 (Call 10/15/30)(a)	4,747	3,982,541
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	10,760	9,458,073
2.75%, 04/06/30 (Call 01/06/30)(a)	13,664	12,108,974
3.00%, 11/26/51 (Call 05/26/51)(a)	8,325	5,423,315
3.13%, 11/07/49 (Call 05/07/49)(a)	9,067	6,149,576
3.25%, 04/06/50 (Call 10/06/49)(a)	18,312	12,673,398
3.75%, 09/12/46	10,153	7,885,180
3.88%, 11/13/28 (Call 08/13/28)(a)	10,883	10,432,930
4.00%, 05/10/46	19,707	15,881,109
4.13%, 05/11/35(a)	12,751	11,653,043
4.38%, 05/11/45	24,306	20,860,865
4.55%, 08/12/43(a)	11,731	10,465,509
5.50%, 03/25/40	9,255	9,349,492
6.38%, 12/15/38	20,203	22,175,318
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	5,339	3,820,745
4.00%, 11/15/47 (Call 05/15/47)(a)	5,666	4,256,959
6.50%, 06/15/38	8,520	8,916,147
6.80%, 05/15/38	8,557	9,138,792

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
6.85%, 06/01/39	$4,612	$4,948,764
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	8,627	7,707,431
2.99%, 06/29/41 (Call 12/29/40)	5,575	4,057,676
3.13%, 05/29/50 (Call 11/29/49)(a)	18,930	12,867,783
3.39%, 06/29/60 (Call 12/29/59)(a)	3,705	2,491,395
3.46%, 02/19/29 (Call 11/19/28)(a)	10,591	9,931,515
3.46%, 07/12/49 (Call 01/12/49)	7,156	5,165,831
TotalEnergies Capital SA
3.88%, 10/11/28(a)	8,276	7,930,557
5.15%, 04/05/34 (Call 01/05/34)(a)	8,056	8,028,891
5.49%, 04/05/54 (Call 10/05/53)	18,357	18,144,659
5.64%, 04/05/64 (Call 10/05/63)	11,304	11,249,463
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	5,407	3,757,040
6.63%, 06/15/37	16,198	17,300,217
7.50%, 04/15/32(a)	9,968	11,225,677
		1,063,238,075
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	7,848	7,444,076
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	10,578	9,957,639
4.08%, 12/15/47 (Call 06/15/47)	9,304	7,436,178
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	5,678	5,060,922
4.75%, 08/01/43 (Call 02/01/43)	9,370	8,283,833
4.85%, 11/15/35 (Call 05/15/35)(a)	6,727	6,422,991
5.00%, 11/15/45 (Call 05/15/45)(a)	15,863	14,509,862
6.70%, 09/15/38	6,785	7,464,471
7.45%, 09/15/39	6,586	7,779,443
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)(a)	8,216	7,195,174
		81,554,589
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)(a)	6,084	5,081,878
Berry Global Inc.
5.65%, 01/15/34 (Call 10/15/33)(b)	6,982	6,813,334
5.80%, 06/15/31 (Call 04/15/31)(b)	5,615	5,589,462
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(b)	5,386	5,326,825
5.44%, 04/03/34 (Call 01/03/34)(b)	5,644	5,547,606
5.78%, 04/03/54 (Call 10/03/53)(a)(b)	9,997	9,866,581
WRKCo Inc., 4.90%, 03/15/29
(Call 12/15/28)(a)	9,560	9,441,465
		47,667,151
Pharmaceuticals — 7.8%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	42,762	38,985,081
4.05%, 11/21/39 (Call 05/21/39)(a)	32,658	28,165,732
4.25%, 11/14/28 (Call 08/14/28)(a)	8,233	8,009,043
4.25%, 11/21/49 (Call 05/21/49)	46,051	38,222,694
4.30%, 05/14/36 (Call 11/14/35)(a)	6,727	6,151,896
4.40%, 11/06/42	20,523	17,986,443
4.45%, 05/14/46 (Call 11/14/45)	17,577	15,260,852
4.50%, 05/14/35 (Call 11/14/34)(a)	16,698	15,656,836
4.55%, 03/15/35 (Call 09/15/34)	9,976	9,391,884
4.70%, 05/14/45 (Call 11/14/44)	20,739	18,708,187
	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.75%, 03/15/45 (Call 09/15/44)	$7,556	$6,874,835
4.80%, 03/15/29 (Call 02/15/29)	18,521	18,317,819
4.85%, 06/15/44 (Call 12/15/43)	9,810	9,059,361
4.88%, 11/14/48 (Call 05/14/48)	13,618	12,470,833
4.95%, 03/15/31 (Call 01/15/31)(a)	14,059	13,939,986
5.05%, 03/15/34 (Call 12/15/33)(a)	19,326	19,112,046
5.35%, 03/15/44 (Call 09/15/43)	6,664	6,567,427
5.40%, 03/15/54 (Call 09/15/53)(a)	24,605	24,272,466
5.50%, 03/15/64 (Call 09/15/63)	11,659	11,455,700
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	14,957	13,222,902
2.25%, 05/28/31 (Call 02/28/31)(a)	8,326	6,999,179
4.85%, 02/26/29 (Call 01/26/29)	12,011	11,922,239
4.88%, 03/03/28 (Call 02/03/28)	11,075	11,024,675
4.90%, 02/26/31 (Call 12/26/30)	7,032	6,984,377
5.00%, 02/26/34 (Call 11/26/33)	15,223	15,004,401
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)(a)	12,308	9,983,123
3.00%, 05/28/51 (Call 11/28/50)(a)	7,458	5,013,441
3.13%, 06/12/27 (Call 03/12/27)(a)	2,385	2,259,717
4.00%, 01/17/29 (Call 10/17/28)	10,681	10,250,739
4.00%, 09/18/42	7,324	6,143,551
4.38%, 11/16/45	6,747	5,849,964
4.38%, 08/17/48 (Call 02/17/48)	4,524	3,900,096
6.45%, 09/15/37	24,143	26,759,657
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30).	9,977	8,102,898
2.82%, 05/20/30 (Call 02/20/30)(a)	6,724	5,887,376
4.67%, 06/06/47 (Call 12/06/46)	12,426	10,786,485
4.69%, 02/13/28 (Call 01/13/28)(a)	9,490	9,310,903
4.69%, 12/15/44 (Call 06/15/44)	8,567	7,537,613
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	3,061	2,687,298
1.45%, 11/13/30 (Call 08/13/30)(a)	8,881	7,134,698
2.35%, 11/13/40 (Call 05/13/40)	8,173	5,414,025
2.55%, 11/13/50 (Call 05/13/50)(a)	13,496	7,907,842
2.95%, 03/15/32 (Call 12/15/31)(a)	14,322	12,275,780
3.40%, 07/26/29 (Call 04/26/29)	21,064	19,512,790
3.55%, 03/15/42 (Call 09/15/41)	11,466	8,916,068
3.70%, 03/15/52 (Call 09/15/51)	17,383	12,697,883
3.90%, 02/20/28 (Call 11/20/27)(a)	4,697	4,521,921
3.90%, 03/15/62 (Call 09/15/61)	7,027	5,051,449
4.13%, 06/15/39 (Call 12/15/38)	16,178	13,973,396
4.25%, 10/26/49 (Call 04/26/49)	29,304	23,891,750
4.35%, 11/15/47 (Call 05/15/47)	10,115	8,440,257
4.55%, 02/20/48 (Call 08/20/47)	10,763	9,222,925
4.90%, 02/22/29 (Call 01/22/29)(a)	11,871	11,800,205
5.10%, 02/22/31 (Call 12/22/30)(a)	10,929	10,914,967
5.20%, 02/22/34 (Call 11/22/33)(a)	20,048	19,914,001
5.55%, 02/22/54 (Call 08/22/53)	21,781	21,460,480
5.65%, 02/22/64 (Call 08/22/63)	15,481	15,121,739
5.75%, 02/01/31 (Call 12/01/30)(a)	8,604	8,902,696
5.90%, 11/15/33 (Call 08/15/33)(a)	8,181	8,539,039
6.25%, 11/15/53 (Call 05/15/53)(a)	10,085	10,880,829
6.40%, 11/15/63 (Call 05/15/63)	9,823	10,693,695
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	9,551	8,115,851
3.45%, 12/15/27 (Call 09/15/27)	4,033	3,803,855
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)(a)	11,305	9,397,033
2.40%, 03/15/30 (Call 12/15/29)	15,483	13,301,856

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.20%, 03/15/40 (Call 09/15/39)	$5,758	$4,260,321
3.40%, 03/15/50 (Call 09/15/49)	10,193	6,928,913
3.40%, 03/15/51 (Call 09/15/50)(a)	11,685	7,940,351
3.88%, 10/15/47 (Call 04/15/47)	9,958	7,545,950
4.38%, 10/15/28 (Call 07/15/28)	33,696	32,574,011
4.80%, 08/15/38 (Call 02/15/38)	12,805	11,703,782
4.80%, 07/15/46 (Call 01/16/46)	11,735	10,337,444
4.90%, 12/15/48 (Call 06/15/48)	24,052	21,155,081
5.00%, 05/15/29 (Call 04/15/29)(a)	10,224	10,145,536
5.13%, 05/15/31 (Call 03/15/31)	7,997	7,885,729
5.25%, 02/15/34 (Call 11/15/33)(a)	9,427	9,232,573
5.40%, 03/15/33 (Call 12/15/32)	4,505	4,503,500
5.60%, 02/15/54 (Call 08/15/53)	11,626	11,166,102
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	4,290	3,781,302
1.75%, 08/21/30 (Call 05/21/30)	9,011	7,267,785
1.88%, 02/28/31 (Call 11/28/30)(a)	9,332	7,426,627
2.13%, 09/15/31 (Call 06/15/31)	5,718	4,558,215
2.70%, 08/21/40 (Call 02/21/40)	9,613	6,396,645
3.25%, 08/15/29 (Call 05/15/29)	12,513	11,299,807
3.75%, 04/01/30 (Call 01/01/30)	8,916	8,146,702
4.13%, 04/01/40 (Call 10/01/39)	6,715	5,419,053
4.25%, 04/01/50 (Call 10/01/49)	5,599	4,250,360
4.30%, 03/25/28 (Call 12/25/27)	35,563	34,267,063
4.78%, 03/25/38 (Call 09/25/37)	35,471	31,550,905
5.00%, 01/30/29 (Call 12/30/28)(a)	3,944	3,889,919
5.05%, 03/25/48 (Call 09/25/47)	63,806	54,919,024
5.13%, 02/21/30 (Call 12/21/29)	12,080	11,874,610
5.13%, 07/20/45 (Call 01/20/45)	26,725	23,578,920
5.25%, 01/30/31 (Call 11/30/30)(a)	5,970	5,881,717
5.25%, 02/21/33 (Call 11/21/32)	12,561	12,207,026
5.30%, 06/01/33 (Call 03/01/33)(a)	9,403	9,153,290
5.30%, 12/05/43 (Call 06/05/43)	6,273	5,710,613
5.40%, 06/01/29 (Call 05/01/29)(a)	10,425	10,410,928
5.55%, 06/01/31 (Call 04/01/31)	10,486	10,462,569
5.63%, 02/21/53 (Call 08/21/52)(a)	9,262	8,590,713
5.70%, 06/01/34 (Call 03/01/34)(a)	12,215	12,131,540
5.88%, 06/01/53 (Call 12/01/52)(a)	10,502	10,068,961
6.00%, 06/01/44 (Call 12/01/43)	10,650	10,479,192
6.00%, 06/01/63 (Call 12/01/62)(a)	6,772	6,494,048
6.05%, 06/01/54 (Call 12/01/53)	10,591	10,381,814
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	9,862	5,694,107
2.50%, 09/15/60 (Call 03/15/60)	5,295	2,948,641
3.38%, 03/15/29 (Call 12/15/28)	5,408	5,079,882
3.95%, 03/15/49 (Call 09/15/48)	8,000	6,468,073
4.50%, 02/09/29 (Call 01/09/29)(a)	10,487	10,340,615
4.70%, 02/27/33 (Call 11/27/32)	10,845	10,598,127
4.70%, 02/09/34 (Call 11/09/33)	15,024	14,590,858
4.88%, 02/27/53 (Call 08/27/52)(a)	9,886	9,184,772
4.95%, 02/27/63 (Call 08/27/62)	9,419	8,721,162
5.00%, 02/09/54 (Call 08/09/53)	11,728	11,117,977
5.10%, 02/09/64 (Call 08/09/63)(a)	13,260	12,543,179
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	14,493	13,967,535
6.38%, 05/15/38	19,752	21,805,450
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)(a)	10,251	9,559,844
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	7,078	6,274,050
1.30%, 09/01/30 (Call 06/01/30)(a)	16,700	13,641,849
	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.10%, 09/01/40 (Call 03/01/40)	$6,011	$3,973,465
2.25%, 09/01/50 (Call 03/01/50)(a)	6,888	4,041,976
2.45%, 09/01/60 (Call 03/01/60)(a)	10,231	5,709,503
2.90%, 01/15/28 (Call 10/15/27)(a)	6,284	5,914,190
3.40%, 01/15/38 (Call 07/15/37)	11,549	9,631,446
3.50%, 01/15/48 (Call 07/15/47)	4,513	3,440,963
3.55%, 03/01/36 (Call 09/01/35)	11,600	10,053,232
3.63%, 03/03/37 (Call 09/03/36)(a)	15,951	13,723,269
3.70%, 03/01/46 (Call 09/01/45)	13,908	11,119,701
3.75%, 03/03/47 (Call 09/03/46)	6,597	5,285,570
4.38%, 12/05/33 (Call 06/05/33)(a)	7,878	7,657,011
4.80%, 06/01/29 (Call 05/01/29)(a)	8,850	8,862,504
4.90%, 06/01/31 (Call 04/01/31)(a)	9,640	9,645,188
4.95%, 06/01/34 (Call 03/01/34)(a)	8,902	8,911,720
5.25%, 06/01/54 (Call 12/01/53)	6,504	6,467,743
5.95%, 08/15/37(a)	10,210	11,068,214
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	12,034	9,835,116
1.90%, 12/10/28 (Call 10/10/28)(a)	12,542	11,066,826
2.15%, 12/10/31 (Call 09/10/31)(a)	18,595	15,348,410
2.35%, 06/24/40 (Call 12/24/39)	9,208	6,241,223
2.45%, 06/24/50 (Call 12/24/49)	11,345	6,662,663
2.75%, 12/10/51 (Call 06/10/51)(a)	16,605	10,320,849
2.90%, 12/10/61 (Call 06/10/61)(a)	12,509	7,451,501
3.40%, 03/07/29 (Call 12/07/28)	17,472	16,394,208
3.70%, 02/10/45 (Call 08/10/44)	14,899	11,686,031
3.90%, 03/07/39 (Call 09/07/38)	6,551	5,613,969
4.00%, 03/07/49 (Call 09/07/48)	11,001	8,833,844
4.15%, 05/18/43	10,430	8,868,179
4.30%, 05/17/30 (Call 03/17/30)(a)	8,692	8,411,907
4.50%, 05/17/33 (Call 02/17/33)(a)	14,274	13,710,852
4.90%, 05/17/44 (Call 11/17/43)	6,306	5,881,546
5.00%, 05/17/53 (Call 11/17/52)	11,484	10,724,607
5.15%, 05/17/63 (Call 11/17/62)	7,777	7,331,048
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	8,059	7,723,286
5.20%, 04/15/48 (Call 10/15/47)	6,843	5,514,039
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	11,819	10,171,598
2.75%, 08/14/50 (Call 02/14/50)(a)	11,077	7,119,259
4.00%, 11/20/45 (Call 05/20/45)	10,156	8,458,347
4.40%, 05/06/44	14,325	12,745,699
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	7,482	6,236,395
1.75%, 08/18/31 (Call 05/18/31)	6,551	5,275,615
2.55%, 05/28/40 (Call 11/28/39)(a)	9,055	6,283,264
2.63%, 04/01/30 (Call 01/01/30)	7,396	6,514,358
2.70%, 05/28/50 (Call 11/28/49)(a)	10,645	6,797,892
3.45%, 03/15/29 (Call 12/15/28)(a)	11,276	10,606,270
3.60%, 09/15/28 (Call 06/15/28)(a)	5,048	4,823,863
3.90%, 03/15/39 (Call 09/15/38)	2,346	1,988,240
4.00%, 12/15/36(a)	6,177	5,488,708
4.00%, 03/15/49 (Call 09/15/48)(a)	10,389	8,345,927
4.13%, 12/15/46	10,860	8,994,493
4.20%, 09/15/48 (Call 03/15/48)	8,960	7,429,104
4.30%, 06/15/43	5,063	4,361,244
4.40%, 05/15/44(a)	8,606	7,653,150
7.20%, 03/15/39	18,685	21,969,720
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)(a)	29,885	29,226,789
4.65%, 05/19/30 (Call 03/19/30)(a)	21,171	20,709,686

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.75%, 05/19/33 (Call 02/19/33)	$38,398	$37,157,019
5.11%, 05/19/43 (Call 11/19/42)(a)	23,080	21,932,439
5.30%, 05/19/53 (Call 11/19/52)	48,766	46,677,138
5.34%, 05/19/63 (Call 11/19/62)	32,441	30,468,084
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	24,244	20,425,524
3.03%, 07/09/40 (Call 01/09/40)(a)	13,359	9,781,796
3.18%, 07/09/50 (Call 01/09/50)(a)	12,984	8,720,998
3.38%, 07/09/60 (Call 01/09/60)(a)	7,809	5,047,903
5.00%, 11/26/28 (Call 08/26/28)	16,115	15,970,482
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	8,189	6,713,828
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	3,467	3,149,029
2.70%, 06/22/30 (Call 03/22/30)(a)	12,589	10,603,828
3.85%, 06/22/40 (Call 12/22/39)(a)	12,311	8,985,283
4.00%, 06/22/50 (Call 12/22/49)	16,511	11,152,713
Wyeth LLC
5.95%, 04/01/37	12,759	13,381,611
6.50%, 02/01/34	4,355	4,751,315
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	6,836	5,721,372
3.00%, 09/12/27 (Call 06/12/27)(a)	3,256	3,041,677
4.70%, 02/01/43 (Call 08/01/42)	9,480	8,477,546
5.60%, 11/16/32 (Call 08/16/32)	7,380	7,534,282
		2,212,580,834
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	3,545	2,800,692
3.70%, 11/15/29 (Call 05/18/29)	12,086	11,122,324
5.13%, 06/30/27 (Call 01/01/27)	6,809	6,756,995
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 06/11/24)	14,645	14,127,006
5.65%, 04/15/34 (Call 10/15/33)(a)(b)	8,455	8,375,777
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	7,571	6,421,715
4.00%, 03/01/31 (Call 03/01/26)	11,183	10,093,686
4.50%, 10/01/29 (Call 10/01/24)	10,380	9,839,409
5.75%, 08/15/34 (Call 02/15/34)(b)	10,815	10,763,255
5.95%, 06/30/33 (Call 12/30/32)	11,570	11,688,785
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	4,997	3,931,973
3.13%, 11/15/29 (Call 08/15/29)(a)	4,409	3,965,805
3.40%, 08/01/51 (Call 02/01/51)(a)	6,444	4,326,256
5.30%, 04/05/29 (Call 03/05/29)(a)	2,017	2,012,251
5.50%, 12/01/46 (Call 06/01/46)(a)	1,715	1,633,028
5.63%, 04/05/34 (Call 01/05/34)	3,694	3,670,592
5.70%, 03/08/33 (Call 12/08/32)	16,795	16,843,225
5.95%, 04/05/54 (Call 10/05/53)(a)	8,016	8,027,930
6.00%, 11/15/28 (Call 10/15/28)	4,857	4,986,884
6.20%, 11/15/30 (Call 09/15/30)	3,035	3,171,260
6.70%, 11/15/53 (Call 05/15/53)	9,239	10,106,293
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	9,872	9,028,553
4.00%, 10/01/27 (Call 07/01/27)(a)	6,502	6,227,897
4.95%, 05/15/28 (Call 02/15/28)	6,545	6,434,021
4.95%, 06/15/28 (Call 03/15/28)(a)	8,649	8,508,487
5.00%, 05/15/50 (Call 11/15/49)(a)	17,311	14,685,725
5.15%, 03/15/45 (Call 09/15/44)	7,997	7,030,082
5.25%, 04/15/29 (Call 01/15/29)	12,222	12,153,382
5.30%, 04/15/47 (Call 10/15/46)	7,961	7,043,554
	Par
Security	(000)	Value

Pipelines (continued)
5.35%, 05/15/45 (Call 11/15/44)	$7,091	$6,352,682
5.40%, 10/01/47 (Call 04/01/47)	12,838	11,513,846
5.55%, 02/15/28 (Call 01/15/28)(a)	8,333	8,381,913
5.55%, 05/15/34 (Call 02/15/34)	11,019	10,856,210
5.75%, 02/15/33 (Call 11/15/32)(a)	11,881	11,907,739
5.95%, 05/15/54 (Call 11/15/53)	13,966	13,459,779
6.00%, 06/15/48 (Call 12/15/47)	8,092	7,818,276
6.13%, 12/15/45 (Call 06/15/45)	7,841	7,716,349
6.25%, 04/15/49 (Call 10/15/48)(a)	14,162	14,092,681
6.40%, 12/01/30 (Call 10/01/30)(a)	7,591	7,938,119
6.50%, 02/01/42 (Call 08/01/41)	8,552	8,842,388
6.55%, 12/01/33 (Call 09/01/33)	10,842	11,438,923
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	7,099	6,313,227
3.13%, 07/31/29 (Call 04/30/29)	11,267	10,277,541
3.20%, 02/15/52 (Call 08/15/51)	10,206	6,788,689
3.30%, 02/15/53 (Call 08/15/52)(a)	9,397	6,348,002
3.70%, 01/31/51 (Call 07/31/50)	8,553	6,291,404
3.95%, 01/31/60 (Call 07/31/59)(a)	8,436	6,193,691
4.15%, 10/16/28 (Call 07/16/28)	7,180	6,934,076
4.20%, 01/31/50 (Call 07/31/49)	10,404	8,393,131
4.25%, 02/15/48 (Call 08/15/47)	10,050	8,236,627
4.45%, 02/15/43 (Call 08/15/42)	9,118	7,854,235
4.80%, 02/01/49 (Call 08/01/48)	10,207	9,044,133
4.85%, 01/31/34 (Call 10/31/33)(a)	6,176	5,979,843
4.85%, 08/15/42 (Call 02/15/42)	6,576	5,984,334
4.85%, 03/15/44 (Call 09/15/43)	11,922	10,785,720
4.90%, 05/15/46 (Call 11/15/45)	6,555	5,920,970
5.10%, 02/15/45 (Call 08/15/44)	9,368	8,743,951
5.35%, 01/31/33 (Call 10/31/32)(a)	5,029	5,039,559
5.95%, 02/01/41	6,254	6,437,531
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	5,961	5,505,015
6.95%, 01/15/38	9,466	10,261,320
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	4,980	4,045,746
3.60%, 02/15/51 (Call 08/15/50)(a)	9,197	6,286,859
4.30%, 03/01/28 (Call 12/01/27)(a)	9,036	8,765,350
4.80%, 02/01/33 (Call 11/01/32)	6,369	5,981,213
5.00%, 02/01/29 (Call 01/01/29)(a)	10,418	10,259,470
5.05%, 02/15/46 (Call 08/15/45)	6,633	5,783,868
5.20%, 06/01/33 (Call 03/01/33)	12,156	11,736,292
5.20%, 03/01/48 (Call 09/01/47)	6,820	6,004,684
5.30%, 12/01/34 (Call 06/01/34)	6,033	5,827,369
5.40%, 02/01/34 (Call 11/01/33)	8,627	8,439,462
5.45%, 08/01/52 (Call 02/01/52)	6,629	6,079,606
5.55%, 06/01/45 (Call 12/01/44)	13,737	12,848,215
7.75%, 01/15/32(a)	6,537	7,325,513
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	10,695	9,131,165
4.00%, 03/15/28 (Call 12/15/27)	9,420	8,991,811
4.50%, 04/15/38 (Call 10/15/37)	14,291	12,437,420
4.70%, 04/15/48 (Call 10/15/47)	12,833	10,630,228
4.80%, 02/15/29 (Call 11/15/28)	4,069	3,983,405
4.95%, 09/01/32 (Call 06/01/32)(a)	6,084	5,780,348
4.95%, 03/14/52 (Call 09/14/51)(a)	12,001	10,211,005
5.00%, 03/01/33 (Call 12/01/32)(a)	8,411	7,985,173
5.20%, 03/01/47 (Call 09/01/46)(a)	8,083	7,253,803
5.50%, 06/01/34 (Call 03/01/34)	7,093	6,929,300
5.50%, 02/15/49 (Call 08/15/48)	11,632	10,751,312

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	$4,897	$4,336,672
3.40%, 09/01/29 (Call 06/01/29)	4,994	4,549,547
3.95%, 03/01/50 (Call 09/01/49)	7,103	5,136,255
4.55%, 07/15/28 (Call 04/15/28)	7,033	6,826,824
5.20%, 07/15/48 (Call 01/15/48)	4,376	3,873,283
5.65%, 11/01/28 (Call 10/01/28)(a)	5,518	5,581,455
6.05%, 09/01/33 (Call 06/01/33)	10,618	10,870,601
6.10%, 11/15/32 (Call 08/15/32)(a)	3,688	3,792,222
6.63%, 09/01/53 (Call 03/01/53)(a)	12,336	13,187,495
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	7,434	6,748,080
3.80%, 09/15/30 (Call 06/15/30)	4,972	4,520,684
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	10,941	10,544,019
4.50%, 05/15/30 (Call 11/15/29)(a)	13,369	12,762,253
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	6,863	6,152,424
4.95%, 04/15/52 (Call 10/15/51)	5,352	4,545,432
6.13%, 03/15/33 (Call 12/15/32)(a)	7,701	7,901,137
6.15%, 03/01/29 (Call 02/01/29)	12,483	12,835,167
6.50%, 03/30/34 (Call 12/30/33)(a)	8,554	9,018,344
6.50%, 02/15/53 (Call 08/15/52)(a)	6,384	6,682,526
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	9,098	8,134,977
4.88%, 02/01/31 (Call 02/01/26)	11,109	10,548,409
5.50%, 03/01/30 (Call 03/01/25)	10,329	10,180,761
6.50%, 07/15/27 (Call 07/01/24)(a)	11,015	11,085,800
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	4,079	3,382,596
4.10%, 04/15/30 (Call 01/15/30)(a)	8,866	8,304,900
4.25%, 05/15/28 (Call 02/15/28)	12,530	12,065,598
4.63%, 03/01/34 (Call 12/01/33)(a)	12,667	11,757,604
4.88%, 05/15/48 (Call 11/15/47)	8,837	7,710,211
5.10%, 03/15/49 (Call 09/15/48)(a)	7,590	6,859,840
6.10%, 06/01/40	6,753	6,843,658
6.20%, 10/15/37	7,391	7,587,289
7.63%, 01/15/39(a)	10,196	11,797,926
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	12,757	11,840,160
5.25%, 02/01/50 (Call 08/01/49)	6,434	5,586,823
6.15%, 04/01/33 (Call 01/01/33)	11,001	11,179,655
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10,659	8,966,062
3.50%, 11/15/30 (Call 08/15/30)(a)	7,007	6,306,593
3.75%, 06/15/27 (Call 03/15/27)	4,021	3,843,180
4.65%, 08/15/32 (Call 05/15/32)	7,000	6,620,965
4.85%, 03/01/48 (Call 09/01/47)(a)	6,548	5,653,156
4.90%, 03/15/29 (Call 02/15/29)(a)	11,839	11,620,441
5.10%, 09/15/45 (Call 03/15/45)	8,677	7,877,508
5.15%, 03/15/34 (Call 12/15/33)(a)	6,984	6,768,648
5.30%, 08/15/28 (Call 07/15/28)	10,116	10,110,424
5.30%, 08/15/52 (Call 02/15/52)(a)	5,409	4,987,149
5.65%, 03/15/33 (Call 12/15/32)	4,904	4,935,850
6.30%, 04/15/40	9,604	9,954,676
		1,059,272,642
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54
(Call 09/04/53)(a)	5,659	5,645,286
	Par
Security	(000)	Value

Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34
(Call 05/15/34)(a)	$6,418	$6,437,305

Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	7,360	5,520,668
2.00%, 05/18/32 (Call 02/18/32)	12,847	10,012,385
2.95%, 03/15/34 (Call 12/15/33)	9,842	7,933,842
3.00%, 05/18/51 (Call 11/18/50)(a)	8,147	4,945,526
3.38%, 08/15/31 (Call 05/15/31)	3,689	3,242,113
3.55%, 03/15/52 (Call 09/15/51)	7,903	5,313,536
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	9,116	7,356,418
2.10%, 06/15/30 (Call 03/15/30)	8,085	6,708,588
2.90%, 01/15/30 (Call 10/15/29)	9,050	7,935,236
2.95%, 01/15/51 (Call 07/15/50)(a)	6,822	4,229,590
3.10%, 06/15/50 (Call 12/15/49)(a)	5,380	3,446,406
3.55%, 07/15/27 (Call 04/15/27)	8,780	8,316,456
3.80%, 08/15/29 (Call 05/15/29)	16,551	15,317,572
5.55%, 07/15/33 (Call 04/15/33)	10,925	10,873,056
5.65%, 03/15/33 (Call 12/15/32)(a)	7,119	7,135,643
5.80%, 11/15/28 (Call 10/15/28)(a)	5,763	5,861,031
5.90%, 11/15/33 (Call 08/15/33)(a)	7,446	7,601,981
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	11,293	8,341,037
2.55%, 04/01/32 (Call 01/01/32)(a)	8,176	6,367,570
3.25%, 01/30/31 (Call 10/30/30)(a)	11,379	9,571,315
3.40%, 06/21/29 (Call 03/21/29)	10,400	9,183,814
4.50%, 12/01/28 (Call 09/01/28)	11,822	11,128,425
6.50%, 01/15/34 (Call 10/15/33)(a)	9,062	9,204,110
6.75%, 12/01/27 (Call 11/01/27)	10,964	11,271,672
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	8,143	7,492,480
4.13%, 05/15/29 (Call 02/15/29)	7,009	6,573,030
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	11,434	9,203,657
2.25%, 01/15/31 (Call 10/15/30)(a)	11,259	9,226,776
2.50%, 07/15/31 (Call 04/15/31)(a)	8,959	7,365,691
2.90%, 04/01/41 (Call 10/01/40)(a)	6,964	4,823,583
3.25%, 01/15/51 (Call 07/15/50)(a)	7,833	5,171,209
3.30%, 07/01/30 (Call 04/01/30)(a)	8,693	7,678,144
3.65%, 09/01/27 (Call 06/01/27)(a)	9,599	9,098,325
3.80%, 02/15/28 (Call 11/15/27)	10,987	10,374,309
5.00%, 01/11/28 (Call 12/11/27)	9,186	9,044,048
5.10%, 05/01/33 (Call 02/01/33)	6,719	6,452,355
5.60%, 06/01/29 (Call 05/01/29)	8,794	8,845,938
5.80%, 03/01/34 (Call 12/01/33)(a)	8,430	8,491,028
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	7,669	7,054,114
3.70%, 08/15/27 (Call 05/15/27)	2,386	2,272,579
5.55%, 01/15/28 (Call 12/15/27)	8,738	8,785,908
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34 (Call 03/15/34)	5,296	5,239,548
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	7,928	6,569,421
2.50%, 05/15/31 (Call 02/15/31)	11,803	9,794,353
3.20%, 11/18/29 (Call 08/18/29)	8,676	7,761,164
3.90%, 04/15/32 (Call 01/15/32)(a)	10,680	9,624,315
ERP Operating LP, 4.50%, 07/01/44
(Call 01/01/44)	6,546	5,521,481

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	$3,946	$3,274,624
5.30%, 01/15/29 (Call 10/15/28)	1,173	1,148,222
Healthcare Realty Holdings LP, 2.00%, 03/15/31
(Call 12/15/30)(a)	6,092	4,782,715
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)(a)	8,207	7,242,280
5.25%, 12/15/32 (Call 09/15/32)(a)	1,842	1,804,262
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	1,108	977,344
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	11,869	9,400,393
2.25%, 04/15/30 (Call 01/15/30)	11,079	9,435,639
4.75%, 06/15/33 (Call 03/15/33)(a)	4,847	4,654,210
4.88%, 06/15/28 (Call 05/15/28)	7,033	6,978,487
5.00%, 03/15/34 (Call 12/15/33)	5,163	5,035,469
5.13%, 01/15/34 (Call 10/15/33)(a)	4,618	4,544,888
5.25%, 06/15/53 (Call 12/15/52)	7,928	7,498,902
Public Storage Operating Co., 5.35%, 08/01/53
(Call 02/01/53)	8,044	7,732,607
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	10,402	9,161,269
5.13%, 02/15/34 (Call 11/15/33)	4,243	4,104,254
5.63%, 10/13/32 (Call 07/13/32)(a)	4,070	4,112,326
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	4,970	4,403,457
2.45%, 09/13/29 (Call 06/13/29)(a)	11,354	9,891,160
2.65%, 07/15/30 (Call 04/15/30)	9,443	8,170,009
3.25%, 09/13/49 (Call 03/13/49)(a)	10,949	7,350,636
3.38%, 12/01/27 (Call 09/01/27)(a)	7,585	7,163,508
3.80%, 07/15/50 (Call 01/15/50)(a)	5,839	4,300,017
Ventas Realty LP, 4.40%, 01/15/29
(Call 10/15/28)	6,434	6,151,104
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	8,911	8,655,235
4.95%, 02/15/30 (Call 12/15/29)(a)	12,915	12,381,405
5.13%, 05/15/32 (Call 02/15/32)(a)	10,241	9,701,362
5.63%, 05/15/52 (Call 11/15/51)	3,505	3,145,639
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	1,555	1,320,473
3.10%, 01/15/30 (Call 10/15/29)	9,048	8,078,888
4.25%, 04/15/28 (Call 01/15/28)	7,006	6,742,440
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	7,426	6,938,508
4.00%, 04/15/30 (Call 01/15/30)(a)	8,742	8,133,694
		563,696,872
Retail — 2.6%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)(a)	7,045	6,607,081
4.75%, 08/01/32 (Call 05/01/32)	3,110	2,971,818
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	15,022	12,536,313
1.75%, 04/20/32 (Call 01/20/32)	4,562	3,639,323
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	7,678	6,936,966
5.45%, 07/05/33 (Call 04/05/33)(a)	6,323	6,255,346
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,911	3,224,043
4.20%, 05/15/28 (Call 02/15/28)(a)	7,056	6,761,416
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	12,215	9,664,806
	Par
Security	(000)	Value

Retail (continued)
1.50%, 09/15/28 (Call 07/15/28)	$9,268	$8,056,587
1.88%, 09/15/31 (Call 06/15/31)(a)	7,182	5,802,836
2.38%, 03/15/51 (Call 09/15/50)(a)	11,100	6,319,933
2.70%, 04/15/30 (Call 01/15/30)(a)	13,209	11,655,116
2.75%, 09/15/51 (Call 03/15/51)(a)	10,480	6,457,663
2.80%, 09/14/27 (Call 06/14/27)	1,591	1,487,073
2.95%, 06/15/29 (Call 03/15/29)	15,725	14,323,792
3.13%, 12/15/49 (Call 06/15/49)(a)	10,137	6,838,592
3.25%, 04/15/32 (Call 01/15/32)	10,048	8,847,651
3.30%, 04/15/40 (Call 10/15/39)	12,929	10,028,570
3.35%, 04/15/50 (Call 10/15/49)	12,245	8,621,071
3.50%, 09/15/56 (Call 03/15/56)(a)	2,368	1,668,144
3.63%, 04/15/52 (Call 10/15/51)(a)	12,430	9,124,438
3.90%, 12/06/28 (Call 09/06/28)(a)	7,306	7,031,883
3.90%, 06/15/47 (Call 12/15/46)	10,235	8,042,567
4.20%, 04/01/43 (Call 10/01/42)	9,128	7,726,542
4.25%, 04/01/46 (Call 10/01/45)	13,536	11,340,390
4.40%, 03/15/45 (Call 09/15/44)	8,438	7,265,439
4.50%, 09/15/32 (Call 06/15/32)(a)	8,889	8,585,011
4.50%, 12/06/48 (Call 06/06/48)	12,384	10,666,797
4.88%, 02/15/44 (Call 08/15/43)	9,115	8,401,972
4.90%, 04/15/29 (Call 03/15/29)(a)	5,872	5,851,421
4.95%, 09/15/52 (Call 03/15/52)(a)	9,213	8,452,038
5.88%, 12/16/36	19,912	20,987,686
5.95%, 04/01/41 (Call 10/01/40)(a)	8,914	9,383,468
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	12,109	10,512,271
1.70%, 09/15/28 (Call 07/15/28)(a)	11,281	9,805,265
1.70%, 10/15/30 (Call 07/15/30)(a)	14,121	11,439,193
2.63%, 04/01/31 (Call 01/01/31)	14,734	12,532,543
2.80%, 09/15/41 (Call 03/15/41)	11,254	7,755,846
3.00%, 10/15/50 (Call 04/15/50)(a)	15,772	9,852,354
3.65%, 04/05/29 (Call 01/05/29)(a)	14,225	13,331,378
3.70%, 04/15/46 (Call 10/15/45)	12,517	9,238,288
3.75%, 04/01/32 (Call 01/01/32)(a)	9,088	8,213,659
4.05%, 05/03/47 (Call 11/03/46)	13,464	10,438,414
4.25%, 04/01/52 (Call 10/01/51)	12,811	10,063,740
4.45%, 04/01/62 (Call 10/01/61)(a)	6,267	4,855,217
4.50%, 04/15/30 (Call 01/15/30)(a)	14,961	14,455,670
5.00%, 04/15/33 (Call 01/15/33)(a)	9,308	9,119,036
5.15%, 07/01/33 (Call 04/01/33)(a)	8,274	8,196,169
5.63%, 04/15/53 (Call 10/15/52)(a)	12,437	12,029,309
5.80%, 09/15/62 (Call 03/15/62)	6,432	6,252,715
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	7,264	6,185,711
2.63%, 09/01/29 (Call 06/01/29)(a)	8,934	7,955,245
3.60%, 07/01/30 (Call 04/01/30)	8,286	7,632,462
3.63%, 09/01/49 (Call 03/01/49)	14,851	10,797,128
3.80%, 04/01/28 (Call 01/01/28)	2,448	2,342,514
4.20%, 04/01/50 (Call 10/01/49)	7,160	5,734,946
4.45%, 03/01/47 (Call 09/01/46)	9,300	7,843,567
4.45%, 09/01/48 (Call 03/01/48)	6,327	5,328,638
4.60%, 09/09/32 (Call 06/09/32)(a)	4,615	4,441,373
4.70%, 12/09/35 (Call 06/09/35)(a)	5,309	5,010,741
4.88%, 12/09/45 (Call 06/09/45)	15,005	13,534,160
5.15%, 09/09/52 (Call 03/09/52)(a)	7,054	6,539,086
5.45%, 08/14/53 (Call 02/14/53)(a)	7,374	7,153,680
6.30%, 10/15/37	5,589	5,973,253
6.30%, 03/01/38	4,287	4,583,670

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	$1,418	$1,348,842
4.70%, 06/15/32 (Call 03/15/32)(a)	3,189	3,056,594
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	8,164	6,990,316
2.55%, 11/15/30 (Call 08/15/30)	12,924	11,077,138
3.00%, 02/14/32 (Call 11/14/31)(a)	5,547	4,772,460
3.50%, 11/15/50 (Call 05/15/50)(a)	8,620	6,074,186
3.55%, 08/15/29 (Call 05/15/29)(a)	12,787	11,930,078
4.00%, 11/15/28 (Call 08/15/28)(a)	4,266	4,091,669
4.45%, 08/15/49 (Call 02/15/49)	6,901	5,673,723
4.50%, 11/15/48 (Call 05/15/48)	6,562	5,475,553
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	8,255	7,198,481
2.95%, 01/15/52 (Call 07/15/51)	7,887	5,084,629
3.38%, 04/15/29 (Call 01/15/29)(a)	11,087	10,379,053
4.00%, 07/01/42(a)	7,107	6,003,406
4.50%, 09/15/32 (Call 06/15/32)(a)	6,463	6,190,654
4.80%, 01/15/53 (Call 07/15/52)(a)	8,041	7,300,127
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	8,239	5,704,241
2.65%, 09/22/51 (Call 03/22/51)	13,508	8,479,393
3.70%, 06/26/28 (Call 03/26/28)(a)	6,741	6,518,091
3.90%, 04/15/28 (Call 03/15/28)	4,656	4,520,245
4.05%, 06/29/48 (Call 12/29/47)	15,596	12,985,245
4.10%, 04/15/33 (Call 01/15/33)(a)	13,969	13,230,255
4.15%, 09/09/32 (Call 06/09/32)(a)	6,494	6,234,254
4.50%, 09/09/52 (Call 03/09/52)	8,232	7,283,783
4.50%, 04/15/53 (Call 10/15/52)(a)	12,624	11,120,468
5.25%, 09/01/35	9,305	9,552,938
6.20%, 04/15/38(a)	5,571	6,169,418
6.50%, 08/15/37	7,862	8,916,392
		744,072,665
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	9,995	8,737,836
2.10%, 10/01/31 (Call 07/01/31)(a)	11,864	9,726,041
2.80%, 10/01/41 (Call 04/01/41)	4,783	3,375,589
2.95%, 10/01/51 (Call 04/01/51)(a)	6,378	4,145,361
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	9,337	7,792,326
2.75%, 06/01/50 (Call 12/01/49)(a)	5,470	3,585,775
4.35%, 04/01/47 (Call 10/01/46)	5,108	4,477,182
Broadcom Corp./Broadcom Cayman Finance
Ltd., 3.50%, 01/15/28 (Call 10/15/27)	6,857	6,451,774
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	6,993	6,222,591
2.45%, 02/15/31 (Call 11/15/30)(b)	24,631	20,585,678
2.60%, 02/15/33 (Call 11/15/32)(a)(b)	16,080	12,856,740
3.14%, 11/15/35 (Call 08/15/35)(b)	24,594	19,544,242
3.19%, 11/15/36 (Call 08/15/36)(b)	21,411	16,803,713
3.42%, 04/15/33 (Call 01/15/33)(b)	18,646	15,914,823
3.47%, 04/15/34 (Call 01/15/34)(b)	26,577	22,395,231
3.50%, 02/15/41 (Call 08/15/40)(b)	23,726	18,075,349
3.75%, 02/15/51 (Call 08/15/50)(b)	11,939	8,794,728
4.00%, 04/15/29 (Call 02/15/29)(b)	8,103	7,662,690
4.11%, 09/15/28 (Call 06/15/28)	7,492	7,180,087
4.15%, 11/15/30 (Call 08/15/30)(a)	16,799	15,757,052
4.15%, 04/15/32 (Call 01/15/32)(b)	14,067	12,860,554
4.30%, 11/15/32 (Call 08/15/32)(a)	19,235	17,809,371
4.75%, 04/15/29 (Call 01/15/29)(a)	14,300	14,037,322

Security	Par (000)	Value

Semiconductors (continued)
4.93%, 05/15/37 (Call 02/15/37)(b)	$18,265	$16,994,755
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	7,610	6,626,131
2.00%, 08/12/31 (Call 05/12/31)(a)	12,329	9,977,284
2.45%, 11/15/29 (Call 08/15/29)	12,407	10,832,884
2.80%, 08/12/41 (Call 02/12/41)(a)	7,554	5,237,245
3.05%, 08/12/51 (Call 02/12/51)(a)	10,769	6,803,023
3.10%, 02/15/60 (Call 08/15/59)	8,374	5,043,446
3.20%, 08/12/61 (Call 02/12/61)(a)	6,402	3,910,721
3.25%, 11/15/49 (Call 05/15/49)	17,209	11,445,651
3.73%, 12/08/47 (Call 06/08/47)	17,270	12,766,417
3.90%, 03/25/30 (Call 12/25/29)	11,825	11,034,856
4.00%, 08/05/29 (Call 06/05/29)	6,576	6,260,933
4.00%, 12/15/32(a)	4,085	3,734,292
4.10%, 05/19/46 (Call 11/19/45)	10,831	8,720,302
4.10%, 05/11/47 (Call 11/11/46).	8,245	6,578,332
4.15%, 08/05/32 (Call 05/05/32)(a)	10,030	9,297,662
4.60%, 03/25/40 (Call 09/25/39)(a)	6,306	5,689,740
4.75%, 03/25/50 (Call 09/25/49)(a)	16,947	14,529,466
4.80%, 10/01/41	7,558	6,861,086
4.88%, 02/10/28 (Call 01/10/28)	13,774	13,674,903
4.90%, 07/29/45 (Call 01/29/45)(a)	4,289	3,943,211
4.90%, 08/05/52 (Call 02/05/52)(a)	13,392	11,759,815
4.95%, 03/25/60 (Call 09/25/59)(a)	7,464	6,509,234
5.05%, 08/05/62 (Call 02/05/62)	7,174	6,300,676
5.13%, 02/10/30 (Call 12/10/29)(a)	11,054	11,040,828
5.15%, 02/21/34 (Call 11/21/33)	8,845	8,660,724
5.20%, 02/10/33 (Call 11/10/32)(a)	15,830	15,694,270
5.60%, 02/21/54 (Call 08/21/53)(a)	9,718	9,372,061
5.63%, 02/10/43 (Call 08/10/42)(a)	8,805	8,766,498
5.70%, 02/10/53 (Call 08/10/52)(a)	15,751	15,391,841
5.90%, 02/10/63 (Call 08/10/62)(a)	9,771	9,738,765
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,191	2,243,336
4.10%, 03/15/29 (Call 12/15/28)(a)	8,007	7,736,207
4.65%, 07/15/32 (Call 04/15/32)	13,886	13,459,725
4.95%, 07/15/52 (Call 01/15/52)(a)	10,079	9,350,173
5.25%, 07/15/62 (Call 01/15/62)(a)	5,622	5,352,649
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	7,773	6,515,669
2.88%, 06/15/50 (Call 12/15/49)	4,897	3,200,176
4.00%, 03/15/29 (Call 12/15/28)(a)	10,788	10,329,543
4.88%, 03/15/49 (Call 09/15/48)	5,437	4,990,877
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	5,846	5,255,483
2.95%, 04/15/31 (Call 01/15/31)	7,874	6,733,380
Microchip Technology Inc., 5.05%, 03/15/29
(Call 02/15/29)	8,647	8,572,401
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	11,580	9,548,116
4.66%, 02/15/30 (Call 11/15/29)(a)	5,429	5,242,833
5.30%, 01/15/31 (Call 11/15/30)	9,152	9,087,229
5.88%, 02/09/33 (Call 11/09/32)(a)	5,979	6,118,825
5.88%, 09/15/33 (Call 06/15/33)	7,464	7,648,257
6.75%, 11/01/29 (Call 09/01/29)	7,792	8,271,459
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	10,028	8,866,528
2.00%, 06/15/31 (Call 03/15/31)(a)	11,683	9,747,899
2.85%, 04/01/30 (Call 01/01/30)(a)	13,014	11,734,184
3.50%, 04/01/40 (Call 10/01/39)(a)	7,967	6,584,275
3.50%, 04/01/50 (Call 10/01/49)(a)	16,425	12,529,210

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	$9,980	$8,329,197
2.65%, 02/15/32 (Call 11/15/31)(a)	8,104	6,690,196
3.25%, 05/11/41 (Call 11/11/40)(a)	5,005	3,655,751
3.40%, 05/01/30 (Call 02/01/30)	9,648	8,682,631
4.30%, 06/18/29 (Call 03/18/29)(a)	7,909	7,555,168
5.00%, 01/15/33 (Call 10/15/32)(a)	10,651	10,329,951
Qualcomm Inc.
1.30%, 05/20/28 (Call 02/20/28)	8,288	7,228,683
1.65%, 05/20/32 (Call 02/20/32)(a)	11,523	8,981,895
2.15%, 05/20/30 (Call 02/20/30)	10,497	9,007,460
3.25%, 05/20/50 (Call 11/20/49)(a)	8,139	5,780,758
4.30%, 05/20/47 (Call 11/20/46)(a)	12,719	10,872,061
4.50%, 05/20/52 (Call 11/20/51)(a)	8,354	7,190,679
4.65%, 05/20/35 (Call 11/20/34)(a)	5,809	5,630,050
4.80%, 05/20/45 (Call 11/20/44)	14,215	13,198,309
6.00%, 05/20/53 (Call 11/20/52)	10,796	11,588,960
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)(a)	7,428	6,215,238
2.25%, 09/04/29 (Call 06/04/29)	6,309	5,545,147
3.88%, 03/15/39 (Call 09/15/38)(a)	3,995	3,476,882
4.15%, 05/15/48 (Call 11/15/47)	12,322	10,222,090
4.90%, 03/14/33 (Call 12/14/32)	9,283	9,209,643
5.05%, 05/18/63 (Call 11/18/62)	11,347	10,572,452
5.15%, 02/08/54 (Call 08/08/53)	5,910	5,643,233
		902,713,975
Software — 3.1%
Adobe Inc.
2.30%, 02/01/30 (Call 11/01/29)	11,780	10,242,280
4.80%, 04/04/29 (Call 03/04/29)	5,586	5,577,235
4.95%, 04/04/34 (Call 01/04/34)(a)	6,976	6,898,496
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	9,203	7,559,912
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	10,090	8,418,731
2.90%, 12/01/29 (Call 09/01/29)	4,290	3,790,172
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	5,204	4,564,137
2.25%, 03/01/31 (Call 12/01/30)(a)	1,927	1,611,768
3.10%, 03/01/41 (Call 09/01/40)	7,201	5,192,758
5.10%, 07/15/32 (Call 04/15/32)(a)	6,966	6,868,657
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	9,498	8,202,511
3.50%, 07/01/29 (Call 04/01/29)	25,625	23,647,163
4.20%, 10/01/28 (Call 07/01/28)	10,420	9,969,754
4.40%, 07/01/49 (Call 01/01/49)(a)	14,540	11,841,862
5.45%, 03/02/28 (Call 02/02/28)(a)	9,336	9,379,556
5.45%, 03/15/34 (Call 12/15/33)	8,363	8,294,629
5.60%, 03/02/33 (Call 12/02/32)	9,839	9,875,113
5.63%, 08/21/33 (Call 05/21/33)	11,781	11,828,096
Intuit Inc.
5.13%, 09/15/28 (Call 08/15/28)	7,523	7,574,767
5.20%, 09/15/33 (Call 06/15/33)	16,436	16,403,526
5.50%, 09/15/53 (Call 03/15/53)	9,505	9,490,000
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(b)	14,702	9,109,020
2.53%, 06/01/50 (Call 12/01/49)(a)	50,109	31,397,498
2.68%, 06/01/60 (Call 12/01/59)	29,800	18,041,835
2.92%, 03/17/52 (Call 09/17/51)	48,301	32,626,263
3.04%, 03/17/62 (Call 09/17/61)	16,107	10,462,798
3.45%, 08/08/36 (Call 02/08/36)	12,471	10,780,032
3.50%, 02/12/35 (Call 08/12/34)(a)	11,332	10,210,200

Security	Par (000)	Value

Software (continued)
3.70%, 08/08/46 (Call 02/08/46)	$13,932	$11,238,592
4.10%, 02/06/37 (Call 08/06/36)	7,663	7,131,640
4.25%, 02/06/47 (Call 08/06/46)(a)	8,221	7,440,388
4.45%, 11/03/45 (Call 05/03/45)	9,105	8,495,868
4.50%, 02/06/57 (Call 08/06/56)	6,305	5,747,543
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)(a)	17,206	15,477,936
2.88%, 03/25/31 (Call 12/25/30)	24,294	20,876,366
2.95%, 04/01/30 (Call 01/01/30)	23,954	21,138,598
3.25%, 11/15/27 (Call 08/15/27)	20,376	19,144,448
3.60%, 04/01/40 (Call 10/01/39)	25,286	19,482,233
3.60%, 04/01/50 (Call 10/01/49)	36,112	25,129,619
3.65%, 03/25/41 (Call 09/25/40)	17,506	13,402,333
3.80%, 11/15/37 (Call 05/15/37)	14,109	11,588,297
3.85%, 07/15/36 (Call 01/15/36)	9,208	7,741,578
3.85%, 04/01/60 (Call 10/01/59)	27,963	19,158,408
3.90%, 05/15/35 (Call 11/15/34)	8,669	7,504,233
3.95%, 03/25/51 (Call 09/25/50)	26,851	19,756,327
4.00%, 07/15/46 (Call 01/15/46)	24,843	19,000,150
4.00%, 11/15/47 (Call 05/15/47)(a)	17,501	13,273,245
4.10%, 03/25/61 (Call 09/25/60)	11,732	8,438,025
4.13%, 05/15/45 (Call 11/15/44)	16,148	12,681,407
4.30%, 07/08/34 (Call 01/08/34)	13,691	12,404,113
4.38%, 05/15/55 (Call 11/15/54)	10,235	7,959,214
4.50%, 05/06/28 (Call 04/06/28)	3,092	3,024,197
4.50%, 07/08/44 (Call 01/08/44)	8,198	6,845,803
4.65%, 05/06/30 (Call 03/06/30)(a)	3,544	3,444,577
4.90%, 02/06/33 (Call 11/06/32)	10,270	9,915,832
5.38%, 07/15/40	17,976	17,080,459
5.55%, 02/06/53 (Call 08/06/52)(a)	18,874	17,881,401
6.13%, 07/08/39(a)	10,718	11,035,681
6.15%, 11/09/29 (Call 09/09/29)(a)	10,791	11,261,749
6.25%, 11/09/32 (Call 08/09/32)(a)	18,139	19,110,657
6.50%, 04/15/38	10,446	11,151,841
6.90%, 11/09/52 (Call 05/09/52)(a)	19,755	22,103,518
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	7,624	6,100,521
4.20%, 09/15/28 (Call 06/15/28)	8,676	8,357,236
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	9,918	8,677,205
1.95%, 07/15/31 (Call 04/15/31)(a)	14,395	11,779,542
2.70%, 07/15/41 (Call 01/15/41)(a)	12,457	8,681,106
2.90%, 07/15/51 (Call 01/15/51)	16,789	10,771,058
3.05%, 07/15/61 (Call 01/15/61)(a)	9,968	6,134,641
3.70%, 04/11/28 (Call 01/11/28)	11,237	10,780,606
Take-Two Interactive Software Inc., 4.95%,
03/28/28 (Call 02/28/28)	1,960	1,937,975
VMware LLC
1.80%, 08/15/28 (Call 06/15/28)(a)	7,234	6,267,920
2.20%, 08/15/31 (Call 05/15/31)(a)	16,424	13,178,887
4.70%, 05/15/30 (Call 02/15/30)	6,857	6,595,352
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	5,633	5,265,748
3.80%, 04/01/32 (Call 01/01/32)(a)	12,457	11,187,136
		872,639,978
Telecommunications — 6.5%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	9,588	8,474,885
2.25%, 02/01/32 (Call 11/01/31)	23,877	19,245,607
2.55%, 12/01/33 (Call 09/01/33)	30,772	24,298,753
2.75%, 06/01/31 (Call 03/01/31)	26,522	22,545,368

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.30%, 02/01/52 (Call 08/01/51)(a)	$8,304	$5,526,393
3.50%, 06/01/41 (Call 12/01/40)	20,703	15,796,956
3.50%, 09/15/53 (Call 03/15/53)	59,393	40,153,713
3.55%, 09/15/55 (Call 03/15/55)(a)	60,763	40,857,704
3.65%, 06/01/51 (Call 12/01/50)	22,997	16,241,461
3.65%, 09/15/59 (Call 03/15/59)(a)	51,607	34,458,644
3.80%, 12/01/57 (Call 06/01/57)(a)	48,755	33,879,596
3.85%, 06/01/60 (Call 12/01/59)(a)	12,215	8,512,157
4.10%, 02/15/28 (Call 11/15/27)	7,682	7,392,872
4.30%, 02/15/30 (Call 11/15/29)	20,735	19,769,672
4.30%, 12/15/42 (Call 06/15/42)(a)	8,648	7,224,955
4.35%, 03/01/29 (Call 12/01/28)(a)	17,569	16,970,215
4.35%, 06/15/45 (Call 12/15/44)	8,871	7,365,621
4.50%, 05/15/35 (Call 11/15/34)	19,995	18,312,023
4.50%, 03/09/48 (Call 09/09/47)	12,527	10,339,191
4.55%, 03/09/49 (Call 09/09/48)	8,105	6,722,304
4.75%, 05/15/46 (Call 11/15/45)	15,689	13,673,425
4.85%, 03/01/39 (Call 09/01/38)	7,205	6,574,614
5.25%, 03/01/37 (Call 09/01/36)(a)	8,801	8,520,604
5.40%, 02/15/34 (Call 11/15/33)	20,510	20,377,062
5.65%, 02/15/47 (Call 08/15/46)(a)	7,304	7,306,644
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	4,065	2,920,333
4.46%, 04/01/48 (Call 10/01/47)(a)	8,687	7,234,388
5.10%, 05/11/33 (Call 02/11/33)(a)	14,956	14,569,882
5.55%, 02/15/54 (Call 08/15/53)(a)	6,845	6,596,327
British Telecommunications PLC, 9.63%,
12/15/30	17,641	21,476,559
Cisco Systems Inc.
4.85%, 02/26/29 (Call 01/26/29)(a)	20,454	20,363,162
4.95%, 02/26/31 (Call 12/26/30)	21,586	21,455,821
5.05%, 02/26/34 (Call 11/26/33)	23,100	22,967,099
5.30%, 02/26/54 (Call 08/26/53)	18,412	18,056,637
5.35%, 02/26/64 (Call 08/26/63)	7,552	7,340,368
5.50%, 01/15/40	17,296	17,588,837
5.90%, 02/15/39	14,872	15,773,329
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	6,084	4,739,992
5.45%, 11/15/79 (Call 05/19/79)(a)	8,130	7,453,248
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	29,343	34,199,217
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	8,629	7,183,728
2.75%, 05/24/31 (Call 02/24/31)	11,147	9,404,553
4.60%, 05/23/29 (Call 02/23/29)(a)	9,104	8,843,034
5.40%, 04/15/34 (Call 01/15/34)(a)	7,175	7,101,368
Orange SA
5.38%, 01/13/42	7,833	7,541,925
5.50%, 02/06/44 (Call 08/06/43)	7,293	7,097,979
9.00%, 03/01/31	21,892	26,149,906
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	9,010	6,369,371
3.80%, 03/15/32 (Call 12/15/31)(a)	22,050	19,548,002
4.30%, 02/15/48 (Call 08/15/47)	7,002	5,531,046
4.35%, 05/01/49 (Call 11/01/48)(a)	10,834	8,584,866
4.50%, 03/15/42 (Call 09/15/41)(a)	5,331	4,508,897
4.55%, 03/15/52 (Call 09/15/51)	15,372	12,489,496
5.00%, 02/15/29 (Call 01/15/29)(a)	11,180	11,013,835
5.00%, 03/15/44 (Call 09/15/43)(a)	7,837	7,015,392
5.30%, 02/15/34 (Call 11/15/33)(a)	11,921	11,620,940

Security	Par (000)	Value

Telecommunications (continued)
Sprint Capital Corp.
6.88%, 11/15/28	$23,379	$24,713,249
8.75%, 03/15/32	13,234	15,835,436
Telefonica Emisiones SA
4.90%, 03/06/48(a)	10,362	8,814,746
5.21%, 03/08/47(a)	21,730	19,345,739
5.52%, 03/01/49 (Call 09/01/48)(a)	7,639	7,082,724
7.05%, 06/20/36	19,577	21,280,309
Telefonica Europe BV, 8.25%, 09/15/30.	10,142	11,457,509
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	7,966	6,879,085
4.60%, 11/16/48 (Call 05/16/48)	5,429	4,546,705
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	15,442	13,791,042
2.25%, 11/15/31 (Call 08/15/31)	8,128	6,585,485
2.55%, 02/15/31 (Call 11/15/30)	24,798	20,916,124
2.63%, 02/15/29 (Call 06/11/24)	11,676	10,395,463
2.70%, 03/15/32 (Call 12/15/31)	10,632	8,840,833
2.88%, 02/15/31 (Call 02/15/26)	11,362	9,782,791
3.00%, 02/15/41 (Call 08/15/40)	21,049	15,115,975
3.30%, 02/15/51 (Call 08/15/50)	22,725	15,302,838
3.38%, 04/15/29 (Call 06/11/24)	19,525	17,925,801
3.40%, 10/15/52 (Call 04/15/52)(a)	20,653	14,017,555
3.50%, 04/15/31 (Call 04/15/26)(a)	23,212	20,733,316
3.60%, 11/15/60 (Call 05/15/60)	13,359	8,989,295
3.88%, 04/15/30 (Call 01/15/30)	54,581	50,756,438
4.38%, 04/15/40 (Call 10/15/39)	15,997	13,910,508
4.50%, 04/15/50 (Call 10/15/49)	24,966	20,807,865
4.75%, 02/01/28 (Call 06/11/24)(a)	12,942	12,720,951
4.80%, 07/15/28 (Call 06/15/28)	9,873	9,710,739
4.85%, 01/15/29 (Call 12/15/28)(a)	10,642	10,494,864
4.95%, 03/15/28 (Call 02/15/28)	10,796	10,683,351
5.05%, 07/15/33 (Call 04/15/33)	21,898	21,326,843
5.15%, 04/15/34 (Call 01/15/34)(a)	11,336	11,098,698
5.20%, 01/15/33 (Call 10/15/32)	7,585	7,458,356
5.50%, 01/15/55 (Call 07/15/54)(a)	3,575	3,425,034
5.65%, 01/15/53 (Call 07/15/52)	14,697	14,454,693
5.75%, 01/15/34 (Call 10/15/33)(a)	8,232	8,426,904
5.75%, 01/15/54 (Call 07/15/53)	11,191	11,141,467
5.80%, 09/15/62 (Call 03/15/62)	4,686	4,666,414
6.00%, 06/15/54 (Call 12/15/53)	7,921	8,172,259
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	13,392	10,821,750
1.68%, 10/30/30 (Call 07/30/30)	7,441	5,993,189
1.75%, 01/20/31 (Call 10/20/30)	14,866	11,941,217
2.10%, 03/22/28 (Call 01/22/28)(a)	27,636	24,761,301
2.36%, 03/15/32 (Call 12/15/31)	29,963	24,319,793
2.55%, 03/21/31 (Call 12/21/30)	28,247	23,836,440
2.65%, 11/20/40 (Call 05/20/40)(a)	26,136	18,007,145
2.85%, 09/03/41 (Call 03/03/41)	12,553	8,787,387
2.88%, 11/20/50 (Call 05/20/50)(a)	22,374	14,092,682
2.99%, 10/30/56 (Call 04/30/56)	22,744	13,871,088
3.00%, 11/20/60 (Call 05/20/60)(a)	11,625	6,951,635
3.15%, 03/22/30 (Call 12/22/29)(a)	11,000	9,856,569
3.40%, 03/22/41 (Call 09/22/40)(a)	33,135	25,367,255
3.55%, 03/22/51 (Call 09/22/50)(a)	35,088	25,136,194
3.70%, 03/22/61 (Call 09/22/60)(a)	24,041	16,837,605
3.88%, 02/08/29 (Call 11/08/28)	12,907	12,212,104
3.88%, 03/01/52 (Call 09/01/51)(a)	11,542	8,740,966
4.00%, 03/22/50 (Call 09/22/49)	12,357	9,615,592
4.02%, 12/03/29 (Call 09/03/29)	29,811	28,138,382

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 08/15/46	$8,831	$7,171,161
4.27%, 01/15/36(a)	10,343	9,328,496
4.33%, 09/21/28(a)	35,994	34,907,046
4.40%, 11/01/34 (Call 05/01/34)	15,117	13,947,425
4.50%, 08/10/33	12,591	11,806,947
4.52%, 09/15/48(a)	9,806	8,366,005
4.81%, 03/15/39	9,506	8,783,117
4.86%, 08/21/46(a)	19,820	18,133,336
5.01%, 08/21/54	3,123	2,837,305
5.05%, 05/09/33 (Call 02/09/33)(a)	15,352	15,085,354
5.25%, 03/16/37	6,902	6,781,230
5.50%, 02/23/54 (Call 08/23/53)(a)	9,923	9,666,953
6.55%, 09/15/43	8,743	9,651,590
Vodafone Group PLC
4.25%, 09/17/50	10,734	8,419,047
4.38%, 05/30/28(a)	3,639	3,554,018
4.38%, 02/19/43(a)	10,919	9,246,083
4.88%, 06/19/49(a)	14,403	12,576,858
5.25%, 05/30/48(a)	11,412	10,602,660
6.15%, 02/27/37(a)	17,065	17,828,845
		1,822,869,150
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)(a)	7,740	7,093,747

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)(a)	8,561	5,929,786
3.55%, 02/15/50 (Call 08/15/49)(a)	7,675	5,617,783
3.90%, 08/01/46 (Call 02/01/46)	6,418	5,076,921
4.05%, 06/15/48 (Call 12/15/47)	7,195	5,786,402
4.13%, 06/15/47 (Call 12/15/46)	6,223	5,089,087
4.15%, 04/01/45 (Call 10/01/44)	8,739	7,245,996
4.15%, 12/15/48 (Call 06/15/48)	7,205	5,863,234
4.45%, 03/15/43 (Call 09/15/42)	8,111	7,086,243
4.45%, 01/15/53 (Call 07/15/52)	7,868	6,679,004
4.55%, 09/01/44 (Call 03/01/44)(a)	6,097	5,383,083
4.90%, 04/01/44 (Call 10/01/43)	6,699	6,187,700
5.20%, 04/15/54 (Call 10/15/53)	13,775	13,097,204
5.75%, 05/01/40 (Call 11/01/39)(a)	5,821	5,984,774
Canadian National Railway Co., 3.85%,
08/05/32 (Call 05/05/32)(a)	3,522	3,221,764
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)(a)	13,374	12,089,066
3.00%, 12/02/41 (Call 06/02/41)(a)	8,090	7,017,154
3.10%, 12/02/51 (Call 06/02/51)(a)	16,708	11,072,878
6.13%, 09/15/2115 (Call 03/15/2115)(a)	6,242	6,315,412
CSX Corp.
3.80%, 03/01/28 (Call 12/01/27)	7,451	7,151,368
3.80%, 11/01/46 (Call 05/01/46)	4,725	3,670,204
4.10%, 11/15/32 (Call 08/15/32)	4,738	4,402,013
4.10%, 03/15/44 (Call 09/15/43)	7,063	5,828,183
4.25%, 03/15/29 (Call 12/15/28)	8,245	7,987,688
4.30%, 03/01/48 (Call 09/01/47)	6,705	5,606,521
4.50%, 11/15/52 (Call 05/15/52)(a)	6,648	5,671,648
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,558	4,664,379
3.10%, 08/05/29 (Call 05/05/29)(a)	6,074	5,520,027
3.25%, 05/15/41 (Call 11/15/40)	4,270	3,113,488
4.05%, 02/15/48 (Call 08/15/47)	8,539	6,533,569
4.25%, 05/15/30 (Call 02/15/30)(a)	5,744	5,496,739
4.40%, 01/15/47 (Call 07/15/46)	6,802	5,489,724

Security	Par (000)	Value

Transportation (continued)
4.55%, 04/01/46 (Call 10/01/45)	$10,786	$8,945,387
4.75%, 11/15/45 (Call 05/15/45)	10,111	8,670,773
4.95%, 10/17/48 (Call 04/17/48)(a)	6,705	5,887,447
5.10%, 01/15/44	6,086	5,518,085
5.25%, 05/15/50 (Call 11/15/49)(a)	10,967	10,097,034
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	7,174	4,691,831
3.16%, 05/15/55 (Call 11/15/54)(a)	5,211	3,293,826
4.55%, 06/01/53 (Call 12/01/52)(a)	6,376	5,351,833
5.35%, 08/01/54 (Call 02/01/54)(a)	8,128	7,734,820
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	7,061	5,964,750
2.40%, 02/05/30 (Call 11/05/29)(a)	3,239	2,815,929
2.80%, 02/14/32 (Call 12/15/31)	10,129	8,673,456
2.95%, 03/10/52 (Call 09/10/51)(a)	8,172	5,271,736
2.97%, 09/16/62 (Call 03/16/62)	7,976	4,731,886
3.20%, 05/20/41 (Call 11/20/40)	8,452	6,414,629
3.25%, 02/05/50 (Call 08/05/49)(a)	15,805	11,023,681
3.50%, 02/14/53 (Call 08/14/52)(a)	10,423	7,483,570
3.70%, 03/01/29 (Call 12/01/28)	6,751	6,396,322
3.75%, 02/05/70 (Call 08/05/69)	5,612	3,957,475
3.80%, 10/01/51 (Call 04/01/51)	7,591	5,816,305
3.80%, 04/06/71 (Call 10/06/70)	7,593	5,353,616
3.84%, 03/20/60 (Call 09/20/59)	14,785	10,778,570
3.95%, 09/10/28 (Call 06/10/28)(a)	7,276	7,024,592
4.50%, 01/20/33 (Call 10/20/32)(a)	3,652	3,496,976
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	6,826	6,411,635
3.40%, 03/15/29 (Call 12/15/28)(a)	6,754	6,337,760
3.75%, 11/15/47 (Call 05/15/47)	9,244	7,101,291
4.25%, 03/15/49 (Call 09/15/48)(a)	6,694	5,530,095
4.45%, 04/01/30 (Call 01/01/30)	2,201	2,145,043
4.88%, 03/03/33 (Call 12/03/32)(a)	5,761	5,658,356
5.05%, 03/03/53 (Call 09/03/52)	8,305	7,751,846
5.15%, 05/22/34 (Call 02/22/34)	7,213	7,169,635
5.30%, 04/01/50 (Call 10/01/49)(a)	10,704	10,375,415
5.50%, 05/22/54 (Call 11/22/53)(a)	9,057	8,956,145
6.20%, 01/15/38	11,869	12,868,113
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	8,333	7,309,035
1.80%, 09/22/31 (Call 06/22/31)(a)	25,118	20,562,200
3.95%, 09/09/27 (Call 08/09/27)(a)	2,765	2,694,202
		462,144,342
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	9,562	7,249,783
4.45%, 06/01/32 (Call 03/01/32)(a)	8,922	8,495,343
6.59%, 10/15/37	8,579	9,436,750
		25,181,876
Total Long-Term Investments — 97.6%
(Cost: $31,510,065,198)		27,560,800,149

Shares

Short-Term Securities

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	1,892,090,250	1,892,657,878

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(d)(e)	255,020,000	$255,020,000

Total Short-Term Securities — 7.6%
(Cost: $2,146,670,916)		2,147,677,878

Total Investments — 105.2%
(Cost: $33,656,736,114)		29,708,478,027

Liabilities in Excess of Other Assets — (5.2)%		(1,470,748,011)

Net Assets — 100.0%		$28,237,730,016

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash
Funds: Institutional, SL Agency Shares	$2,910,846,374	$—		$(1,017,752,566)	(a)	$(106,101)	$(329,829)	$1,892,657,878	1,892,090,250	$1,692,248	(b)	$—
BlackRock Cash
Funds: Treasury, SL Agency Shares	147,340,000	107,680,000	(a)	—		—	—	255,020,000	255,020,000	3,375,886		—
						$(106,101)	$(329,829)	$2,147,677,878		$5,068,134		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$27,560,800,149	$—	$27,560,800,149
Short-Term Securities
Money Market Funds	2,147,677,878	—	—	2,147,677,878
	$2,147,677,878	$27,560,800,149	$—	$29,708,478,027

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate